Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds
Institutional Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 28, 2007

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Institutional Class Prospectus
February 28, 2007

Institutional Class Prospectus
February 28, 2007

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) has retained Morgan Stanley Investment Advisors Inc. (the “Sub-Adviser”) as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio

Commenced operations on February 2, 2004

High Quarter 10/31/06	1.34%
Low Quarter 07/31/04	0.29%

Average Annual Total Return

(as of 12/31/06)
	Past One Year	Since Inception 02/02/04
Money Market Portfolio	5.11%	3.29%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Institutional Class Prospectus
February 28, 2007

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio

Commenced operations on February 2, 2004

High Quarter 10/31/06	1.33%
Low Quarter 07/31/04	0.29%

Average Annual Total Return

(as of 12/31/06)
	Past One Year	Since Inception 02/02/04
Prime Portfolio	5.07%	3.28%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Institutional Class Prospectus
February 28, 2007

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio

Commenced operations on August 9, 2004

High Quarter 10/31/06	1.33%
Low Quarter 01/31/05	0.54%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 08/09/04
Government Portfolio	5.07%	3.77%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Institutional Class Prospectus
February 28, 2007

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not commenced operations. Performance information will be provided once the Portfolio has completed a full year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Institutional Class Prospectus
February 28, 2007

Treasury Portfolio (Cont’d)

Treasury Portfolio

Commenced operations on August 9, 2004

High Quarter 10/31/06	1.33%
Low Quarter 01/31/05	0.50%

Average Annual Total Return

(as of 12/31/06)
	Past One Year	Since Inception 08/09/04
Treasury Portfolio	5.04%	3.70%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not commenced operations. Performance information will be provided once the Portfolio has completed a full year of operation.

10

Institutional Class Prospectus
February 28, 2007

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio

Commenced operations on February 2, 2004

High Quarter 10/31/06	0.87%
Low Quarter 10/31/04	0.34%

Average Annual Total Return

(as of 12/31/06)
	Past One Year	Since Inception 02/02/04
Tax-Exempt Portfolio	3.38%	2.36%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Institutional Class Prospectus
February 28, 2007

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Institutional Class of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses for the fiscal year ended October 31, 2006

(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Portfolio	Treasury Portfolio	Treasury Securities Portfolio	Tax-Exempt Portfolio
Advisory Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fee	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Other Expenses	0.07%	0.06%	0.06%	0.25%*	0.37%	0.25%*	0.08%
Total Institutional Class Operating Expenses**	0.22%	0.21%	0.21%	0.40%*	0.52%	0.40%*	0.23%

*	As of the fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. Other Expenses are based on estimated amounts.

**

The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio’s Institutional Class will not exceed 0.20%. This fee and expense waiver may be discontinued at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Institutional Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Institutional Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	$23	$ 71	$124	$280
Prime Portfolio	22	68	118	268
Government Portfolio	22	68	118	268
Government Securities Portfolio*	41	128	N/A	N/A
Treasury Portfolio	53	167	291	653
Treasury Securities Portfolio*	41	128	N/A	N/A
Tax-Exempt Portfolio	24	74	130	293

*	As of the fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations.

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks, including: adverse political and economic developments, less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities,

14

Institutional Class Prospectus
February 28, 2007

political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest

15

rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

16

Institutional Class Prospectus
February 28, 2007

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (the “Fund”) with respect to the disclosure of each Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Institutional Class Shares are available to investors who at the time of initial purchase make a minimum investment of $10,000,000, or to clients of Morgan Stanley Private Wealth Management. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Institutional Class shares of each Portfolio. The Fund also offers other classes of shares through separate propectuses. For information regarding other share classes, contact the Fund or your financial intermediary.

Institutional Class Shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Institutional Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion.

Institutional Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Institutional Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the

17

primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company (“J.P. Morgan”), the Fund’s transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, Ohio 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Institutional Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.

1 Chase Manhattan Plaza

New York, NY 10081

ABA #021000021

DDA #323-255167

Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Institutional Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

18

Institutional Class Prospectus
February 28, 2007

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the Bond Market Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

19

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the New York Stock Exchange is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time
Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Exchange Privilege

You may exchange a Portfolio’s Institutional Class Shares for Institutional Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number).

20

Institutional Class Prospectus
February 28, 2007

Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends at approximately 4:00 p.m. on each business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lesser than the estimated amount, adjustments will be made to the following business day’s income dividends. These dividends accrue daily and are distributed on the last business day of each month. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax — to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. Dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning before January 1, 2008.

21

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

22

Institutional Class Prospectus
February 28, 2007

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the “Distributor”), the Fund’s distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses — securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2006, the Adviser, together with its affiliated asset management companies, had approximately $481.6 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2006 fiscal year.

Sub-Adviser

Morgan Stanley Investment Advisors Inc. serves as sub-adviser to the Portfolios. As sub-adviser, the Sub-Adviser makes day-to-day investment decisions for the Portfolios and places the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Adviser 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement and Sub-Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2006.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2006 Actual Compensation Rate
Money Market Portfolio	0.15%	0.023%
Prime Portfolio	0.15%	0.057%
Government Portfolio	0.15%	0.024%
Government Securities Portfolio*	0.15%	N/A*
Treasury Portfolio	0.15%	0.000%
Treasury Securities Portfolio*	0.15%	N/A*
Tax-Exempt Portfolio	0.15%	0.016%

*	The Portfolio has not yet commenced operations.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

23

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2004, October 31, 2005 and October 31, 2006, or, if the Portfolio has not been operational for a full fiscal year, for the period from the commencement of operations of that Portfolio, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. As of the fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Net Asset Value- Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Dividend Distributions (net investment income)	Distributions From Net Realized Gain		Net Asset Value- End of Period
Money Market Portfolio (Commencement
of Institutional Class Operations 2/2/04)
2006	$1.000	$0.048	$0.000	^	$(0.048)	$(0.000)	^	$1.000
2005	1.000	0.028	—		(0.028)	—		1.000
2004	1.000	0.009	—		(0.009)	—		1.000
Prime Portfolio (Commencement
of Institutional Class Operations 2/2/04)
2006	$1.000	$0.047	$0.000	^	$(0.047)	$(0.000)	^	$1.000
2005	1.000	0.028	—		(0.028)	—		1.000
2004	1.000	0.009	—		(0.009)	—		1.000
Government Portfolio (Commencement
of Institutional Class Operations 8/9/04)
2006	$1.000	$0.048	—		$(0.048)	—		$1.000
2005	1.000	0.029	—		(0.029)	—		1.000
2004	1.000	0.004	—		(0.004)	—		1.000
Treasury Portfolio (Commencement
of Institutional Class Operations 8/9/04)
2006	$1.000	$0.047	—		$(0.047)	—		$1.000
2005	1.000	0.028	—		(0.028)	—		1.000
2004	1.000	0.004	—		(0.004)	—		1.000
Tax-Exempt Portfolio (Commencement
of Institutional Class Operations 2/2/04)
2006	$1.000	$0.032	—		$(0.032)	—		$1.000
2005	1.000	0.022	—		(0.022)	—		1.000
2004	1.000	0.008	—		(0.008)	—		1.000

24

Institutional Class Prospectus
February 28, 2007
	Total Return		Net Assets- End of Period (thousands)	Ratio of Expenses to Average Net Assets(1)		Ratio of Net Income to Average Net Assets(1)
Money Market Portfolio (Commencement
of Institutional Class Operations 2/2/04)
2006	4.89%		$ 5,546,418	0.09%		4.89%
2005	2.87%		3,082,234	0.10%		2.85%
2004	0.95%	#	3,077,029	0.07%	*†	1.41%	*
Prime Portfolio (Commencement
of Institutional Class Operations 2/2/04)
2006	4.86%		$17,542,077	0.12%		4.75%
2005	2.87%		13,965,500	0.11%		2.85%
2004	0.94%	#	8,732,862	0.08%	*	1.41%	*
Government Portfolio (Commencement
of Institutional Class Operations 8/9/04)
2006	4.87%		$ 2,265,613	0.09%		4.76%
2005	2.91%		2,196,511	0.05%		3.07%
2004	0.38%	#	414,567	0.05%	*†	1.73%	*
Treasury Portfolio (Commencement
of Institutional Class Operations 8/9/04)
2006	4.82%		$ 2,189	0.05%		4.29%
2005	2.79%		70,087	0.05%		2.61%
2004	0.36%	#	187,770	0.05%	*†	1.57%	*
Tax-Exempt Portfolio (Commencement
of Institutional Class Operations 2/2/04)
2006	3.27%		$ 672,514	0.10%		3.14%
2005	2.17%		1,130,489	0.09%		2.35%
2004	0.84%	#	109,292	0.06%	*†	1.19%	*

Notes to the Financial Highlights
#	Not Annualized
*	Annualized
^	Amount is less than $0.0005 per share.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2004		2005		2006
Money Market Portfolio	0.24%	*†	0.22%		0.22%
Prime Portfolio	0.24%	*	0.22%		0.21%
Government Portfolio	0.37%	*†	0.25%		0.21%
Treasury Portfolio	0.35%	*†	0.49%	†	0.52%
Tax-Exempt Portfolio	0.35%	*†	0.32%	†	0.23%

Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2004		2005		2006
Money Market Portfolio	1.24%*		2.73%		4.77%
Prime Portfolio	1.25%*		2.74%		4.66%
Government Portfolio	1.41%*		2.87%		4.64%
Treasury Portfolio	1.27%*		2.17%		3.82%
Tax-Exempt Portfolio	0.90%*		2.12%		3.01%

25

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 28, 2007, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds

3435 Stelzer Road

Columbus, OH 43219

For Shareholder Inquiries,

call 1-888-378-1630.

Prices and Investment Results are available at

www.morganstanley.com/im.

LFICPRO206

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds
Service Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 28, 2007

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Service Class Prospectus
February 28, 2007

Service Class Prospectus
February 28, 2007

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) has retained Morgan Stanley Investment Advisors Inc. (the “Sub-Adviser”), as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	1.33%
Low Quarter 04/30/05	0.62%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 11/01/04
Money Market Portfolio	5.06%	3.95%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Service Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Service Class Prospectus
February 28, 2007

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	1.32%
Low Quarter 04/30/05	0.62%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 11/01/04
Prime Portfolio	5.02%	3.93%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Service Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Service Class Prospectus
February 28, 2007

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	1.31%
Low Quarter 04/30/05	0.63%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 11/01/04
Government Portfolio	5.01%	3.95%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Service Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Service Class Prospectus
February 28, 2007

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not commenced operations. Performance information will be provided once the Portfolio has completed a full year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Service Class Prospectus
February 28, 2007

Treasury Portfolio (Cont’d)

Treasury Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	1.32%
Low Quarter 04/30/05	0.60%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 11/01/04
Treasury Portfolio	4.99%	3.87%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Service Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not commenced operations. Performance information will be provided once the Portfolio has completed a full year of operation.

10

Service Class Prospectus
February 28, 2007

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	0.86%
Low Quarter 04/30/05	0.48%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 11/01/04
Tax-Exempt Portfolio	3.33%	2.74%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Service Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Service Class Prospectus
February 28, 2007

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Service Class of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses for the fiscal year ended October 31, 2006

(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Portfolio	Treasury Portfolio	Treasury Securities Portfolio	Tax-Exempt Portfolio
Advisory Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fee	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Other Expenses	0.07%	0.06%	0.06%	0.25%*	0.75%	0.25%*	0.09%
Shareholder Administration Fee**	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Service Class Operating Expenses***	0.27%	0.26%	0.26%	0.45%*	0.95%	0.45%*	0.29%
*	As of the fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. Other Expenses are based on estimated amounts.
**	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Service Class Shares in connection with their customers’ accounts.
***

The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio’s Service Class will not exceed 0.25%. This fee and expense waiver may be discontinued at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Service Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Service Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Service Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	$28	$ 87	$152	$343
Prime Portfolio	27	84	146	331
Government Portfolio	27	84	146	331
Government Securities Portfolio*	46	144	N/A	N/A
Treasury Portfolio	97	303	525	1,166
Treasury Securities Portfolio*	46	144	N/A	N/A
Tax-Exempt Portfolio	30	93	163	368
*	As of the fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations.

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks, including adverse political and economic developments, less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities,

14

Service Class Prospectus
February 28, 2007

political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest

15

rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

16

Service Class Prospectus
February 28, 2007

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (the “Fund”) with respect to the disclosure of each Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Service Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Service Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Service Class Shares of the Portfolios may be purchased through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Service Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion.

Service Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Service Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase

17

orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company (“J.P. Morgan”), the Fund’s transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Service Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.

1 Chase Manhattan Plaza

New York, NY 10081

ABA #021000021

DDA #323-255167

Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Service Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

18

Service Class Prospectus
February 28, 2007

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

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Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the Bond Market Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close w ill be made the next business day.

20

Service Class Prospectus
February 28, 2007

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the New York Stock Exchange is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio	As of 5:00 p.m.
Money Market Portfolio	Eastern time
Government Portfolio
Treasury Portfolio
Government Securities	As of 3:00 p.m.
Portfolio	Eastern time
Treasury Securities Portfolio
Tax-Exempt Portfolio	As of 2:00 p.m.
Eastern time

Exchange Privilege

You may exchange a Portfolio’s Service Class Shares for Service Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio.We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may b ar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

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Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends at approximately 4:00 p.m. on each business day based on their respective estimated daily net income to shareholders of record. To the extent actual income in greater or lesser than the estimated amount, adjustments will be made to the following business day’s income dividends. These dividends accrue daily and are distributed on the last business day of each month. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax — to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. Dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning before January 1, 2008.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

22

Service Class Prospectus
February 28, 2007

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

23

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the “Distributor”), the Fund’s distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses — securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2006, the Adviser, together with its affiliated asset management companies, had approximately $481.6 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2006 fiscal year.

Sub-Adviser

Morgan Stanley Investment Advisors Inc. serves as sub-adviser to the Portfolios. As sub-adviser, the Sub-Adviser makes day-to-day investment decisions for the Portfolios and places the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Adviser 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement and Sub-Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2006.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2006 Actual Compensation Rate
Money Market Portfolio	0.15%	0.023%
Prime Portfolio	0.15%	0.057%
Government Portfolio	0.15%	0.024%
Government Securities Portfolio*	0.15%	N/A*
Treasury Portfolio	0.15%	0.000%
Treasury Securities Portfolio*	0.15%	N/A*
Tax-Exempt Portfolio	0.15%	0.016%
*	The Portfolio has not yet commenced operations.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

24

Service Class Prospectus
February 28, 2007

Administration Plan

The Fund has adopted an Administration Plan for each Portfolio’s Service Class Shares (the “Plan”) to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders.

Under the Plan, each Portfolio pays the Distributor a monthly or quarterly administration fee at an annual rate of 0.05% of each Portfolio’s average daily net assets of Service Class Shares owned beneficially by the customers of such service organizations during such period.

25

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal year ended October 31, 2005 and October 31, 2006 have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. As of the fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Net Asset Value- Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Dividend Distributions (net investment income)	Distributions From Net Realized Gain		Net Asset Value- End of Period
Money Market Portfolio
2006	$1.000	$0.047	$0.000	^	$(0.047)	$(0.000	)^	$1.000
2005	1.000	0.028	—		(0.028)	—		1.000
Prime Portfolio
2006	$1.000	$0.047	$0.000	^	$(0.047)	$(0.000	)^	$1.000
2005	1.000	0.028	—		(0.028)	—		1.000
Government Portfolio
2006	$1.000	$0.047	—		$(0.047)	—		$1.000
2005	1.000	0.028	—		(0.028)	—		1.000
Treasury Portfolio
2006	$1.000	$0.047	—		$(0.047)	—		$1.000
2005	1.000	0.027	—		(0.027)	—		1.000
Tax-Exempt Portfolio
2006	$1.000	$0.032	—		$(0.032)	—		$1.000
2005	1.000	0.021	—		(0.021)	—		1.000

	Total Return	Net Assets- End of Period (thousands)	Ratio of Expenses to Average Net Assets(1)		Ratio of Net Income to Average Net Assets(1)
Money Market Portfolio
2006	4.84%	$100	0.14%		5.04%
2005	2.82%	100	0.15%		2.78%
Prime Portfolio
2006	4.81%	$185,442	0.17%		4.83%
2005	2.82%	10,457	0.16%		3.54%
Government Portfolio
2006	4.81%	$116	0.13%	††	4.67%
2005	2.86%	484	0.10%		2.65%
Treasury Portfolio
2006	4.77%	$100	0.10%		4.66%
2005	2.74%	100	0.10%		2.70%
Tax-Exempt Portfolio
2006	3.21%	$100	0.15%		3.16%
2005	2.12%	100	0.14%		2.10%

Notes to the Financial Highlights

^	Amount is less than $0.0005 per share.
††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

26

Service Class Prospectus
February 28, 2007

Notes to the Financial Highlights (continued)

	Ratio of Expenses to Average Net Assets
	Before Expenses Waived/Reimbursed by Adviser:
		2005		2006
Money Market Portfolio		0.27%		0.27%
Prime Portfolio		0.27%		0.26%
Government Portfolio		0.30%		0.26%
Treasury Portfolio		0.53%	†	0.95%	††
Tax-Exempt Portfolio		0.40%	†	0.29%	††

	Ratio of Net Investment Income to Average Net Assets
	Before Expenses Waived/Reimbursed by Adviser:
		2005		2006
Money Market Portfolio		2.66%		4.92%
Prime Portfolio		3.43%		4.74%
Government Portfolio		2.45%		4.54%
Treasury Portfolio		2.27%		3.81%
Tax-Exempt Portfolio		1.84%		3.02%

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

27

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 28, 2007, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-2 1339.

Morgan Stanley Institutional Liquidity Funds

3435 Stelzer Road

Columbus, OH 43219

For Shareholder Inquiries,

call 1-888-378-1630.

Prices and Investment Results are available at

www.morganstanley.com/im.

LFSCPRO206

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds
Investor Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 28, 2007

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investor Class Prospectus
February 28, 2007

Investor Class Prospectus
February 28, 2007

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) has retained Morgan Stanley Investment Advisors Inc. (the “Sub-Adviser”) as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	1.31%
Low Quarter 04/30/05	0.60%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 11/01/04
Money Market Portfolio	5.00%	3.89%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Investor Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Investor Class Prospectus
February 28, 2007

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	1.31%
Low Quarter 04/30/05	0.61%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 11/01/04
Prime Portfolio	4.96%	3.88%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Investor Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Investor Class Prospectus
February 28, 2007

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio

Commenced operations on August 9, 2004

High Quarter 10/31/06	1.30%
Low Quarter 07/31/04	0.51%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 08/09/04
Government Portfolio	4.96%	3.67%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Investor Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Investor Class Prospectus
February 28, 2007

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not commenced operations. Performance information will be provided once the Portfolio has completed a full year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Investor Class Prospectus
February 28, 2007

Treasury Portfolio (Cont’d)

Treasury Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	1.30%
Low Quarter 04/30/05	0.59%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 11/01/04
Treasury Portfolio	4.93%	3.82%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Investor Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not commenced operations. Performance information will be provided once the Portfolio has completed a full year of operation.

10

Investor Class Prospectus
February 28, 2007

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio

Commenced operations on June 8, 2004

High Quarter 10/31/06	0.84%

Low Quarter 10/31/04	0.32%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 06/08/04
Tax-Exempt Portfolio	3.28%	2.44%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Investor Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Investor Class Prospectus
February 28, 2007

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Investor Class of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses for the fiscal year ended October 31, 2006

(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Portfolio		Treasury Portfolio	Treasury Securities Portfolio		Tax-Exempt Portfolio
Advisory Fee	0.15%	0.15%	0.15%	0.15%		0.15%	0.15%		0.15%
Distribution and/or Service (12b-1) Fee	N/A	N/A	N/A	N/A		N/A	N/A		N/A
Other Expenses	0.07%	0.06%	0.06%	0.25	%*	0.75%	0.25	%*	0.06%
Shareholder
Administration Fee**	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%		0.10%
Total Investor Class Operating Expenses***	0.32%	0.31%	0.31%	0.50	%*	1.00%	0.50	%*	0.31%

*	As of the fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. Other Expenses are based on estimated amounts.
**	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class Shares in connection with their customers’ accounts.
***

The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio’s Investor Class will not exceed 0.30%. This fee and expense waiver may be discontinued at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Investor Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Investor Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Investor Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	$ 33	$103	$180	$ 406
Prime Portfolio	32	100	174	393
Government Portfolio	32	100	174	393
Government Securities Portfolio*	51	160	N/A	N/A
Treasury Portfolio	102	318	552	1,225
Treasury Securities Portfolio*	51	160	N/A	N/A
Tax-Exempt Portfolio	32	100	174	393

*	As of the fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations.

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks, including: adverse political and economic developments, less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities,

14

Investor Class Prospectus
February 28, 2007

political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest

15

rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

16

Investor Class Prospectus
February 28, 2007

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (the “Fund”) with respect to the disclosure of each Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Investor Class Shares are available to investors who at the time of initial purchase make a minimum investment of $10,000,000, or to clients of Morgan Stanley Private Wealth Management. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Investor Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Investor Class Shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Investor Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion.

Investor Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Investor Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock

17

Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 pm on trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company (“J.P. Morgan”), the Fund’s transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Investor Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.

1 Chase Manhattan Plaza

New York, NY 10081

ABA #021000021

DDA #323-255167

Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Investor Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record

18

Investor Class Prospectus
February 28, 2007

information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the

19

day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the Bond Market Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

20

Investor Class Prospectus
February 28, 2007

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the New York Stock Exchange is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time
Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Exchange Privilege

You may exchange a Portfolio’s Investor Class Shares for Investor Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also ‘‘Other Purchase Information’’ for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under ‘‘Purchasing Shares.’’ Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

21

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.’’ The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.’’ Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;’’ the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends at approximately 4:00 p.m. on each business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lesser than the estimated amount, adjustments will be made to the following business day’s income dividends. These dividends accrue daily and are distributed on the last business day of each month. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax — to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. Dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning before January 1, 2008.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

22

Investor Class Prospectus
February 28, 2007

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

23

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the ‘‘Distributor’’), the Fund’s distributor. Morgan Stanley is a preeminent global finanical services firm that maintains leading market positions in each of its three primary businesses—securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2006, the Adviser, together with its affiliated asset management companies, had approximately $481.6 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2006 fiscal year.

Sub-Adviser

Morgan Stanley Investment Advisors Inc. serves as sub-adviser to the Portfolios. As sub-adviser, the Sub-Adviser makes day-to-day investment decisions for the Portfolios and places the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Adviser 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. The Sub-Adviser, located at 1221 Avenue of the Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement and Sub-Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2006.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2006 Actual Compensation Rate
Money Market Portfolio	0.15%	0.023%
Prime Portfolio	0.15%	0.057%
Government Portfolio	0.15%	0.024%
Government Securities Portfolio*	0.15%	N/A*
Treasury Portfolio	0.15%	0.000%
Treasury Securities Portfolio*	0.15%	N/A*
Tax-Exempt Portfolio	0.15%	0.016%

*	The Portfolio has not yet commenced operations.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an

24

Investor Class Prospectus
February 28, 2007

incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

Administration Plan

The Fund has adopted an Administration Plan for each Portfolio’s Investor Class Shares (the ‘‘Plan’’) to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly administration fee at an annual rate of 0.10% of each Portfolio’s average daily net assets of Investor Class Shares which are owned beneficially by the customers of such service organization during such period.

25

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2004, October 31, 2005 and October 31, 2006, or, if the Portfolio has not been operational for a full fiscal year, for the period from the commencement of operations of that Portfolio, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. As of the fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Net Asset Value- Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Dividend Distributions (net investment income)	Distributions From Net Realized Gain		Net Asset Value- End of Period
Money Market Portfolio
2006	$1.000	$0.047	$0.000^	$(0.047)	$(0.000)	^	$1.000
2005**	1.000	0.027	—	(0.027)	—		1.000
Prime Portfolio
2006	$1.000	$0.046	$0.000^	$(0.046)	$(0.000)	^	$1.000
2005	1.000	0.027	—	(0.027)	—		1.000
Government Portfolio (Commencement of Investor Class Operations 8/9/04)
2006	$1.000	$0.047	—	$(0.047)	—		$1.000
2005	1.000	0.028	—	(0.028)	—		1.000
2004	1.000	0.004	—	(0.004)	—		1.000
Treasury Portfolio
2006	$1.000	$0.046	—	$(0.046)	—		$1.000
2005	1.000	0.027	—	(0.027)	—		1.000
Tax-Exempt Portfolio (Commencement of Investor Class Operations 6/8/04)
2006	$1.000	$0.031	—	$(0.031)	—		$1.000
2005	1.000	0.020	—	(0.020)	—		1.000
2004	1.000	0.005	—	(0.005)	—		1.000

26

Investor Class Prospectus
February 28, 2007

	Total Return		Net Assets- End of Period (thousands)	Ratio of Expenses to Average Net Assets(1)		Ratio of Net Income to Average Net Assets(1)
Money Market Portfolio
2006	4.79%		$ 288	0.19%		4.83%
2005**	2.76%		100	0.20%		2.73%
Prime Portfolio
2006	4.75%		$ 5,500	0.22%		4.61%
2005	2.77%		20,000	0.21%		2.67%
Government Portfolio (Commencement of Investor Class Operations 8/9/04)
2006	4.76%		$545,676	0.19%		4.72%
2005	2.81%		279,012	0.15%		2.91%
2004	0.35%	#	109,776	0.15%	*†	1.53%	*
Treasury Portfolio
2006	4.71%		$ 100	0.15%		4.61%
2005	2.69%		100	0.15%		2.65%
Tax-Exempt Portfolio (Commencement of Investor Class Operations 6/08/04)
2006	3.16%		$ 3,052	0.20%		3.26%
2005	2.07%		104	0.19%		2.01%
2004	0.45%	#	1,121	0.17%	*†	1.06%	*

Notes to the Financial Highlights

^	Amount is less than $0.0005 per share.
#	Not Annualized
*	Annualized
**	The Money Market Portfolio’s Investor Share Class commenced offering on June 16, 2004. There were no Investor Shares outstanding during the period July 28, 2004 to October 31, 2004.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2004		2005		2006
Money Market Portfolio	N/A		0.32%		0.32%
Prime Portfolio	N/A		0.32%		0.31%
Government Portfolio	0.53%	*†	0.35%		0.31%
Treasury Portfolio	N/A		0.58%	†	1.00%	††
Tax-Exempt Portfolio	0.38%	*†	0.45%	†	0.31%	††

Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2004		2005	2006
Money Market Portfolio	N/A		2.61%	4.70%
Prime Portfolio	N/A		2.56%	4.52%
Government Portfolio	1.15%	*	2.71%	4.60%
Treasury Portfolio	N/A		2.22%	3.76%
Tax-Exempt Portfolio	0.85%	*	1.75%	3.15%

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

27

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 28, 2007, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds

3435 Stelzer Road

Columbus, OH 43219

For Shareholder Inquiries,

call 1-888-378-1630.

Prices and Investment Results are available at www.morganstanley.com/im.

LFINVRPRO206

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds
Administrative Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 28, 2007

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Administrative Class Prospectus
February 28, 2007

Administrative Class Prospectus
February 28, 2007

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) has retained Morgan Stanley Investment Advisors Inc. (the “Sub-Adviser”) as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	1.30%
Low Quarter 04/30/05	0.59%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 11/01/04
Money Market Portfolio	4.95%	3.84%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Administrative Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Administrative Class Prospectus
February 28, 2007

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	1.29%
Low Quarter 04/30/05	0.60%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 11/01/04
Prime Portfolio	4.91%	3.83%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Administrative Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Administrative Class Prospectus
February 28, 2007

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (‘‘Ginnie Mae’’) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (‘‘Fannie Mae’’), the Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	1.29%
Low Quarter 04/30/05	0.61%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 11/01/04
Government Portfolio	4.91%	3.85%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Administrative Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Administrative Class Prospectus
February 28, 2007

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not commenced operations. Performance information will be provided once the Portfolio has completed a full year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Administrative Class Prospectus
February 28, 2007

Treasury Portfolio (Cont’d)

Treasury Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	1.29%
Low Quarter 04/30/05	0.58%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 11/01/04
Treasury Portfolio	4.88%	3.77%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Administrative Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not commenced operations. Performance information will be provided once the Portfolio has completed a full year of operation.

10

Administrative Class Prospectus
February 28, 2007

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser has retained the Sub-Advisor as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experiences.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	0.83%
Low Quarter 04/30/05	0.46%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 11/01/04
Tax-Exempt Portfolio	3.22%	2.63%

The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Administrative Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Administrative Class Prospectus
February 28, 2007

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Administrative Class of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses for the fiscal year ended October 31, 2006

(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Porfolio		Treasury Portfolio	Treasury Securities Portfolio		Tax-Exempt Portfolio
Advisory Fee	0.15%	0.15%	0.15%	0.15%		0.15%	0.15%		0.15%
Distribution and/or Service (12b-1) Fee	N/A	N/A	N/A	N/A		N/A	N/A		N/A
Other Expenses	0.07%	0.06%	0.06%	0.25	%*	0.75%	0.25	%*	0.09%
Shareholder Administration Fee**	0.15%	0.15%	0.15%	0.15%		0.15%	0.15%		0.15%
Total Administrative Class Operating Expenses***	0.37%	0.36%	0.36%	0.55	%*	1.05%	0.55	%*	0.39%
*	As of the fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. Other Expenses are based on estimated amounts.
**	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class Shares in connection with their customers’ accounts.
***

The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio’s Administrative Class will not exceed 0.35%. This fee and expense waiver may be discontinued at any time.

The example assumes that you invest $10,000 in each Portfolio’s Administrative Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Administrative Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Administrative Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	$ 38	$119	$208	$ 468
Prime Portfolio	37	116	202	456
Government Portfolio	37	116	202	456
Government Securities Portfolio*	56	176	N/A	N/A
Treasury Portfolio	107	334	579	1,283
Treasury Securities Portfolio*	56	176	N/A	N/A
Tax-Excempt Portfolio	40	125	219	493

* As of the fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations.

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Federal Freddie Mac and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks, including: adverse political and economic developments, less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities,

14

Administrative Class Prospectus
February 28, 2007

political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest

15

rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

16

Administrative Class Prospectus
February 28, 2007

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (the “Fund”) with respect to the disclosure of each Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Administrative Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Administrative Class Shares of each Portfolio. The Fund offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Administrative Class Shares of the Portfolios may be purchased through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Administrative Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion.

Administrative Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Administrative Class Shares are purchased provided the Fed receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the

17

primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company (“J.P. Morgan”), the Fund’s transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Administrative Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.

1 Chase Manhattan Plaza

New York, NY 10081

ABA #021000021

DDA #323-255167

Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Administrative Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

18

Administrative Class Prospectus
February 28, 2007

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the Bond Market Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

19

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the New York Stock Exchange is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio	As of 5:00 p.m.
Money Market Portfolio	Eastern time
Government Portfolio
Treasury Portfolio
Government Securities	As of 3:00 p.m.
Portfolio	Eastern time
Treasury Securities
Portfolio
Tax-Exempt Portfolio	As of 2:00 p.m.
Eastern time

Exchange Privilege

You may exchange a Portfolio’s Administrative Class Shares for Administrative Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange your share for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

20

Administrative Class Prospectus
February 28, 2007

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends at approximately 4:00 p.m. on each business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lesser than the estimated amount, adjustments will be made to the following business day’s income dividends. These dividends accrue daily and are distributed on the last business day of each month. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax — to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. Dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning before January 1, 2008.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

21

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

22

Administrative Class Prospectus
February 28, 2007

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the “Distributor”), the Fund’s distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses—securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2006, Morgan Stanley Investment Management Inc., together with its affiliated asset management companies, had approximately $481.6 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2006 fiscal year.

Sub-Adviser

Morgan Stanley Investment Advisors Inc. serves as sub-adviser to the Portfolios. As sub-adviser, the Sub-Adviser makes day-to-day investment decisions for the Portfolios and places the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Adviser 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. The Sub-Adviser, located at 1221 Avenue of the Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement and Sub-Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2006.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2006 Actual Compensation Rate
Money Market Portfolio	0.15%	0.023%
Prime Portfolio	0.15%	0.057%
Government Portfolio	0.15%	0.024%
Government Securities Portfolio*	0.15%	N/A*
Treasury Portfolio	0.15%	0.000%
Treasury Securities Portfolio*	0.15%	N/A*
Tax-Exempt Portfolio	0.15%	0.016%
*	The Portfolio has not yet commenced operations.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

23

Administration Plan

The Fund has adopted an Administration Plan for each Portfolio’s Administrative Class Shares (the “Plan”) to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly administration fee which shall not exceed during any one year 0.15% of each Portfolio’s average daily net assets of Administrative Class Shares which are owned beneficially by the customers of such service organizations during such period.

24

Administrative Class Prospectus
February 28, 2007

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal year ended October 31, 2005 and October 31, 2006, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. As of the fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Net Asset Value- Beginning of Period	Net Investment Income	Net Realized and/or Unrealized Gain (Loss) on Investments		Dividend Distributions (net investment income)	Distributions From Net Realized Gain		Net Asset Value- End of Period
Money Market Portfolio
2006	$1.000	$0.046	$0.000	^	$(0.046)	$(0.000)	^	$1.000
2005	1.000	0.027	—		(0.027)	—		1.000
Prime Portfolio
2006	$1.000	$0.046	$0.000^		$(0.046)	$(0.000)^		$1.000
2005	1.000	0.027	—		(0.027)	—		1.000
Government Portfolio
2006	$1.000	$0.046	—		$(0.046)	—		$1.000
2005	1.000	0.027	—		(0.027)	—		1.000
Treasury Portfolio
2006	$1.000	$0.046	—		$(0.046)	—		$1.000
2005	1.000	0.026	—		(0.026)	—		1.000
Tax-Exempt Portfolio
2006	$1.000	$0.031	—		$(0.031)	—		$1.000
2005	1.000	0.020	—		(0.020)	—		1.000
	Total Return	Net Assets- End of Period (thousands)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Income to Average Net Assets(1)
Money Market Portfolio
2006	4.73%	$100	0.24%	4.63%
2005	2.71%	100	0.25%	2.68%
Prime Portfolio
2006	4.70%	$100	0.27%	4.60%
2005	2.72%	100	0.26%	2.68%
Government Portfolio
2006	4.71%	$49.377	0.24%	4.79%
2005	2.76%	10,877	0.20%	2.60%
Treasury Portfolio
2006	4.66%	$100	0.20%	4.56%
2005	2.64%	100	0.20%	2.60%
Tax-Exempt Portfolio
2006	3.11%	$100	0.25%	3.06%
2005	2.02%	100	0.24%	2.00%
Notes to the Financial Highlights

^	Amount is less than $0.0005 per share.
(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the period ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

25

Notes to the Financial Highlights (continued)

Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2005		2006
Money Market Portfolio	0.37%		0.37%
Prime Portfolio	0.37%		0.36%
Government Portfolio	0.40%		0.36%
Treasury Portfolio	0.63%	†	1.05%	††
Tax-Exempt Portfolio	0.50%	†	0.39%	††

Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2005		2006
Money Market Portfolio	2.56%		4.50%
Prime Portfolio	2.57%		4.51%
Government Portfolio	2.39%		4.67%
Treasury Portfolio	2.17%		3.71%
Tax-Exempt Portfolio	1.74%		2.92%

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

26

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 28, 2007, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds

3435 Stelzer Road

Columbus, OH 43219

For Shareholder Inquiries,

call 1-888-378-1630.

Prices and Investment Results are available at

www.morganstanley.com/im.

LFADMPRO206

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds
Advisory Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 28, 2007

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Advisory Class Prospectus
February 28, 2007

Advisory Class Prospectus
February 28, 2007

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the ‘‘Adviser’’) has retained Morgan Stanley Investment Advisers Inc. (the ‘‘Sub-Adviser’’) as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio

Commenced operations on February 6, 2004

High Quarter 10/31/06	1.28%
Low Quarter 07/31/04	0.23%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 02/02/04
Money Market Portfolio	4.85%	3.04%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Advisory Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Advisory Class Prospectus
February 28, 2007

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio

Commenced operations on April 29, 2004

High Quarter 10/31/06	1.27%
Low Quarter 07/31/04	0.22%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 02/02/04
Prime Portfolio	4.81%	3.22%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Advisory Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Advisory Class Prospectus
February 28, 2007

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio

Commenced operations on October 1, 2004

High Quarter 10/31/06	1.26%
Low Quarter 01/31/05	0.47%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 10/01/04
Government Portfolio	4.80%	3.66%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Advisory Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Advisory Class Prospectus
February 28, 2007

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not commenced operations. Performance information will be provided once the Portfolio has completed a full year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Advisory Class Prospectus
February 28, 2007

Treasury Portfolio (Cont’d)

Treasury Portfolio

Commenced operations on August 9, 2004

High Quarter 10/31/06	1.26%
Low Quarter 01/31/05	0.43%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 08/09/04
Treasury Portfolio	4.78%	3.44%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Advisory Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not commenced operations. Performance information will be provided once the Portfolio has completed a full year of operation.

10

Advisory Class Prospectus
February 28, 2007

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio

Commenced operations on June 15, 2004

High Quarter 10/31/06	0.80%
Low Quarter 01/31/05	0.35%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 02/02/04
Tax-Exempt Portfolio	3.12%	2.47%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Advisory Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Advisory Class Prospectus
February 28, 2007

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Advisory Class of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses for the fiscal year ended October 31, 2006

(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Porfolio		Treasury Portfolio	Treasury Securities Portfolio		Tax-Exempt Portfolio
Advisory Fee	0.15%	0.15%	0.15%	0.15%		0.15%	0.15%		0.15%
Distribution and/or Service (12b-1) Fee	N/A	N/A	N/A	N/A		N/A	N/A		N/A
Other Expenses	0.06%	0.06%	0.07%	0.25%	*	0.58%	0.25%	*	0.08%
Service and Shareholder Administration Fee**	0.25%	0.25%	0.25%	0.25%		0.25%	0.25%		0.25%
Total Advisory Class Operating Expenses***	0.46%	0.46%	0.47%	0.65%	*	0.98%	0.65%	*	0.48%
*	As of fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. Other Expenses are based on estimated amounts.
**	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class Shares in connection with their customers’ accounts.
***

The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio’s Advisory Class will not exceed 0.45%. This fee and expense waiver may be discontinued at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Advisory Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Advisory Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Advisory Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	$47	$148	$258	$579
Prime Portfolio	47	148	258	579
Government Portfolio	48	151	263	591
Government Securities Portfolio*	66	208	N/A	N/A
Treasury Portfolio	100	312	542	1,201
Treasury Securities Portfolio*	66	208	N/A	N/A
Tax-Exempt Portfolio	49	154	269	604

*	As of fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations.

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S., government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, Freddie Mac and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks, including adverse political and economic developments, less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities,

14

Advisory Class Prospectus
February 28, 2007

political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest

15

rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

16

Advisory Class Prospectus
February 28, 2007

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (“the Fund’’) with respect to the disclosure of each Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Advisory Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Advisory Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Advisory Class Shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Advisory Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion. Advisory Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Advisory Class Shares are purchased provided that the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be

17

processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company (“J.P. Morgan”), the Fund’s transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Advisory Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.

1 Chase Manhattan Plaza

New York, NY 10081

ABA #021000021

DDA #323-255167

Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Advisory Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

18

Advisory Class Prospectus
February 28, 2007

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the Bond Market Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

19

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the New York Stock Exchange is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio	As of 5:00 p.m.
Money Market Portfolio	Eastern time
Government Portfolio
Treasury Portfolio
Government Securities	As of 3:00 p.m.
Portfolio	Eastern time
Treasury Securities
Portfolio
As of 2:00 p.m.
Tax-Exempt Portfolio	Eastern time

Exchange Privilege

You may exchange a Portfolio’s Advisory Class Shares for Advisory Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under ‘‘Purchasing Shares.’’ Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

20

Advisory Class Prospectus
February 28, 2007

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends at approximately 4:00 p.m. on each business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lower than the estimated amount, adjustments will be made to the following business day’s income dividends. These dividends accrue daily and are distributed on the last business day of each month. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax — to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. Dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning before January 1, 2008.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

21

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

22

Advisory Class Prospectus
February 28, 2007

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the “Distributor”), the Fund’s distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses—securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2006, the Adviser, together with its affiliated asset management companies, had approximately $481.6 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2006 fiscal year.

Sub-Adviser

Morgan Stanley Investment Advisors Inc. serves as sub-adviser to the Portfolios. As sub-adviser, the Sub-Adviser makes day-to-day investment decisions for the Portfolios and places the Portfolios’ purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement and Sub-Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2006.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2006 Actual Compensation Rate
Money Market Portfolio	0.15%	0.023%
Prime Portfolio	0.15%	0.057%
Government Portfolio	0.15%	0.024%
Government Securities Portfolio*	0.15%	N/A*
Treasury Portfolio	0.15%	0.000%
Treasury Securities Portfolio*	0.15%	N/A*
Tax-Exempt Portfolio	0.15%	0.016%

*	The Portfolio has not yet commenced operations.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over

23

other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

Service and Shareholder Administration Plan

The Fund has adopted a Service and Shareholder Administration Plan for each Portfolio’s Advisory Class Shares (the “Plan”) to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly service fee which shall not exceed during any one year 0.25% of each Portfolio’s average daily net assets of Advisory Class Shares which are owned beneficially by the customers of such service organization during such period.

24

Advisory Class Prospectus
February 28, 2007

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2004, October 31, 2005 and October 31, 2006, or, if the Portfolio has not been operational for a full fiscal year, for from the commencement of operations of that Portfolio, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. As of the fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Net Asset Value- Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investment		Dividend Distributions (net investment income)	Distributions From Net Realized Gain		Net Asset Value- End of Period
Money Market Portfolio (Commencement of Advisory Class Operations 2/6/04)
2006	$1.000	$0.045	$0.000	^	$(0.045)	$(0.000	)^	$1.000
2005	1.000	0.026	—		(0.026)	—		1.000
2004	1.000	0.008	—		(0.008)	—		1.000
Prime Portfolio (Commencement of Advisory Class Operations 4/29/04)
2006	$1.000	$0.045	$0.000	^	$(0.045)	$(0.000	)^	$1.000
2005	1.000	0.026	—		(0.026)	—		1.000
2004	1.000	0.006	—		(0.006)	—		1.000
Government Portfolio (Commencement of Advisory Class Operations 10/1/04)
2006	$1.000	$0.045	—		$(0.045)	—		$1.000
2005	1.000	0.026	—		(0.026)	—		1.000
2004	1.000	0.001	—		(0.001)	—		1.000
Treasury Portfolio (Commencement of Advisory Class Operations 8/9/04)
2006	$1.000	$0.045	—		$(0.045)	—		$1.000
2005	1.000	0.025	—		(0.025)	—		1.000
2004	1.000	0.003	—		(0.003)	—		1.000
Tax-Exempt Portfolio (Commencement of Advisory Class Operations 6/15/04)
2006	$1.000	$0.030	—		$(0.030)	—		$1.000
2005	1.000	0.019	—		(0.019)	—		1.000
2004**	1.000	0.002	—		(0.002)	—		1.000

25

	Total Return		Net Assets- End of Period (thousands)	Ratio of Expenses to Average Net Assets(1)		Ratio of Net Income to Average Net Assets(1)
Money Market Portfolio (Commencement of Advisory Class Operations 2/6/04)
2006	4.63%		$11,642	0.35%	††	4.90%
2005	2.61%		80	0.35%		2.52%
2004	0.76%	#	1,504	0.31%	*†	1.12%	*
Prime Portfolio (Commencement of Advisory Class Operations 4/29/04)
2006	4.60%		$62,544	0.37%		4.43%
2005	2.62%		69,201	0.36%		2.73%
2004	0.57%	#	16,350	0.33%	*	1.14%	*
Government Portfolio (Commencement of Advisory Class Operations 10/1/04)
2006	4.60%		$126,760	0.34%		4.53%
2005	2.65%		131,513	0.30%		3.12%
2004	0.13%	#	23,750	0.30%	*†	1.53%	*

Treasury Portfolio (Commencement of Advisory Class Operations 8/9/04)
2006	4.56%		$77,083	0.30%		4.54%
2005	2.53%		17,575	0.30%		2.92%
2004	0.30%	#	2,207	0.30%	*†	1.30%	*

Tax-Exempt Portfolio (Commencement of Advisory Class Operations 6/15/04)
2006	3.01%		$32,141	0.35%		2.76%
2005	1.92%		98,823	0.34%		1.86%
2004**	0.24%	#	56,000	0.33%	*†	1.32%	*

Notes to the Financial Highlights

#	Not Annualized
*	Annualized

**

The Tax-Exempt Portfolio’s Advisory Share Class had no shares outstanding during the periods June 30, 2004 to July 22, 2004, July 30, 2004 to August 9, 2004, August 30, 2004 to August 31, 2004 and September 2, 2004 to September 21, 2004.

^	Amount is less than $0.0005 per share.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

26

Advisory Class Prospectus
February 28, 2007

Notes to the Financial Highlights (continued)

Ratio of Expenses to Average Net Assets
Before Expenses Waived/Reimbursed by Adviser:
	2004	2005	2006
Money Market Portfolio	0.50%*†	0.47%	0.46%††
Prime Portfolio	0.49%*	0.47%	0.46%
Government Portfolio	0.55%*†	0.50%	0.47%††
Treasury Portfolio	0.67%*†	0.64%	0.98%††
Tax-Exempt Portfolio	0.55%*†	0.62%†	0.48%

Ratio of Net Investment Income to Average Net Assets
Before Expenses Waived/Reimbursed by Adviser:
	2004	2005	2006
Money Market Portfolio	0.93%*	2.40%	4.78%
Prime Portfolio	0.98%*	2.62%	4.34%
Government Portfolio	1.28%*	2.92%	4.40%
Treasury Portfolio	0.93%*	2.58%	3.86%
Tax-Exempt Portfolio	1.10%*	1.58%	2.63%

27

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 28, 2007, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds

3435 Stelzer Road
Columbus, OH 43219

For Shareholder Inquiries,

call 1-888-378-1630.

Prices and Investment Results are available at

www.morganstanley.com/im.

LFADVPPRO206

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds
Participant Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 28, 2007

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Participant Class Prospectus
February 28, 2007

Participant Class Prospectus
February 28, 2007

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) has retained Morgan Stanley Investment Advisors Inc. (the “Sub-Adviser”) as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	1.21%
Low Quarter 04/30/05	0.53%

Average Annual Total Return

(as of 12/31/06)
	Past One Year	Since Inception 11/01/04
Money Market Portfolio	4.60%	3.54%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Participant Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Participant Class Prospectus
February 28, 2007

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	1.20%
Low Quarter 04/30/05	0.54%

Average Annual Total Return

(as of 12/31/06)
	Past One Year	Since Inception 11/01/04
Prime Portfolio	4.57%	3.53%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Participant Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Participant Class Prospectus
February 28, 2007

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	1.20%
Low Quarter 04/30/05	0.54%

Average Annual Total Return

(as of 12/31/06)
	Past One Year	Since Inception 11/01/04
Government Portfolio	4.56%	3.55%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Participant Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Participant Class Prospectus
February 28, 2007

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not commenced operations. Performance information will be provided once the Portfolio has completed a full year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Participant Class Prospectus
February 28, 2007

Treasury Portfolio (Cont’d)

Treasury Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	1.20%
Low Quarter 04/30/05	0.52%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 11/01/04
Treasury Portfolio	4.53%	3.47%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Participant Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes.No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not commenced operations. Performance information will be provided once the Portfolio has completed a full year of operation.

10

Participant Class Prospectus
February 28, 2007

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio

Commenced operations on November 1, 2004

High Quarter 10/31/06	0.74%
Low Quarter 04/30/05	0.40%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 11/01/04
Tax-Exempt Portfolio	2.88%	2.34%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Participant Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Participant Class Prospectus
February 28, 2007

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Participant Class of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses for the fiscal year ended October 31, 2006

(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Portfolio	Treasury Portfolio	Treasury Securities Portfolio	Tax-Exempt Portfolio
Advisory Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution (12b-1) Fee†	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.07%	0.06%	0.06%	0.25%*	0.57%	0.25%*	0.09%
Shareholder Service Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Total Participant Class Operating
Expenses†**	0.72%	0.71%	0.71%	0.90%*	1.22%	0.90%*	0.74%

†	Expense information in the table has been restated to reflect current 12b-1 fees (see “Distribution Plan”).
*	As of the fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. Other Expenses are based on estimated amounts.
**

The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio’s Participant Class will not exceed 0.70%. This fee and expense waiver may be discontinued at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Participant Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Participant Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Participant Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	$74	$230	$401	$ 894
Prime Portfolio	73	227	395	883
Government Portfolio	73	227	395	883
Government Securities Portfolio*	92	287	N/A	N/A
Treasury Portfolio	124	387	670	1,477
Treasury Securities Portfolio*	92	287	N/A	N/A
Tax-Exempt Portfolio	76	237	411	918

*	As of the fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations.

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S., government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks, including: adverse political and economic developments less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities,

14

Participant Class Prospectus
February 28, 2007

political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest

15

rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

16

Participant Class Prospectus
February 28, 2007

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (“the Fund”) with respect to the disclosure of each Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are premissible investments under the law applicable to it.

Participant Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Participant Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. These classes are subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Participant Class Shares of the Portfolios may be purchased through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Participant Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion.

Participant Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Participant Class Shares are purchased provided that the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’

17

securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company (“J.P. Morgan”), the Fund’s transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Participant Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.

1 Chase Manhattan Plaza

New York, NY 10081

ABA #021000021

DDA #323-255167

Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Participant Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

18

Participant Class Prospectus
February 28, 2007

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the

19

Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the Bond Market Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

20

Participant Class Prospectus
February 28, 2007

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the New York Stock Exchange is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio	As of 5:00 p.m.
Money Market Portfolio	Eastern time
Government Portfolio
Treasury Portfolio

Government Securities	As of 3:00 p.m.
Portfolio	Eastern time
Treasury Securities
Portfolio

Tax-Exempt Portfolio	As of 2:00 p.m.
Eastern time

Exchange Privilege

You may exchange a Portfolio’s Participant Class Shares for Participant Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

21

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends at approximately 4:00 p.m. on each business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lesser than the estimated amount, adjustments will be made to the following business day’s income dividends. These dividends accrue daily and are distributed on the last business day of each month. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax — to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. Dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning before January 1, 2008.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

22

Participant Class Prospectus
February 28, 2007

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

23

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the ‘‘Distributor’’), the Fund’s distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses—securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2006, the Adviser, together with its affiliated asset management companies, had approximately $481.6 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2006 fiscal year.

Sub-Adviser

Morgan Stanley Investment Advisors Inc. serves as sub-adviser to the Portfolios. As sub-adviser, the Sub-Adviser makes day-to-day investment decisions for the Portfolios and places the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Adviser 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. The Sub-Adviser, located at 1221 Avenue of the Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement and Sub-Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2006.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2006 Actual Compensation Rate
Money Market Portfolio	0.15%	0.023%
Prime Portfolio	0.15%	0.057%
Government Portfolio	0.15%	0.024%
Government Securities Portfolio*	0.15%	N/A*
Treasury Portfolio	0.15%	0.000%
Treasury Securities Portfolio*	0.15%	N/A*
Tax-Exempt Portfolio	0.15%	0.016%
*	The Portfolio has not yet commenced operations.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

24

Participant Class Prospectus
February 28, 2007

Distribution Plan

The Fund has adopted a Distribution Plan for each Portfolio’s Participant Class Shares pursuant to Rule 12b-1 under the 1940 Act (the ‘‘Plan’’) to pay the Distributor to provide for or to compensate certain financial intermediaries (also referred to as service organizations) for providing distribution related services to the Fund. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.25% of each Portfolio’s average daily net assets of Participant Class Shares which are owned beneficially by the customers of such service organization during such period. The Distributor also may retain part of this fee as compensation for providing distribution related services.

Shareholder Service Plan

The Fund has also adopted a Shareholder Service Plan for each Portfolio’s Participant Class Shares to pay the Distributor to provide for, or to compensate service organizations for providing personal and account maintenance services and administrative services to shareholders. Under this Plan, each Portfolio pays the Distributor a monthly or quarterly service fee which shall not exceed during any one year 0.25% of each Portfolio’s average daily net assets of Participant Class Shares which are owned beneficially by the customers of such service organization during such period.

Because such distribution and service fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and reduce your return and may cost you more than paying other types of sales charges.

25

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal year ended October 31, 2005 and October 31, 2006, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. As of the fiscal year ended October 31, 2006, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Net Asset Value- Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Dividend Distributions (net investment income)	Distributions From Net Realized Gain	Net Asset Value- End of Period
Money Market Portfolio
2006	$ 1.000	$ 0.043	$0.000^	$ (0.043)	$(0.000)^	$ 1.000
2005	1.000	0.024	—	(0.024)	—	1.000
Prime Portfolio
2006	$ 1.000	$ 0.043	$0.000^	$ (0.043)	$(0.000)^	$ 1.000
2005	1.000	0.024	—	(0.024)	—	1.000
Government Portfolio
2006	$ 1.000	$ 0.043	—	$ (0.043)	—	$ 1.000
2005	1.000	0.025	—	(0.025)	—	1.000
Treasury Portfolio
2006	$ 1.000	$ 0.042	—	$ (0.042)	—	$ 1.000
2005	1.000	0.024	—	(0.024)	—	1.000
Tax-Exempt Portfolio
2006	$ 1.000	$ 0.027	—	$ (0.027)	—	$ 1.000
2005	1.000	0.018	—	(0.018)	—	1.000

	Total Return	Net Assets- End of Period (thousands)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Income to Average Net Assets(1)
Money Market Portfolio
2006	4.40%	$ 271	0.57%††	4.48%
2005	2.46%	100	0.50%	2.43%
Prime Portfolio
2006	4.37%	$ 100	0.59%††	4.28%
2005	2.47%	100	0.51%	2.43%
Government Portfolio
2006	4.38%	$ 100	0.55%††	4.24%
2005	2.50%	147	0.45%	2.53%
Treasury Portfolio
2006	4.33%	$ 330	0.53%††	4.41%
2005	2.38%	100	0.45%	2.35%
Tax-Exempt Portfolio
2006	2.78%	$ 100	0.57%††	2.74%
2005	1.77%	102	0.49%	1.76%

Notes to the Financial Highlights

^	Amount is less than $0.0005 per share.
††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

26

Participant Class Prospectus
February 28, 2007

Notes to the Financial Highlights (continued)

Ratio of Expenses to Average Net Assets
Before Expenses Waived/Reimbursed by Adviser:
	2005	2006
Money Market Portfolio	0.62%	0.70%††
Prime Portfolio	0.62%	0.68%††
Government Portfolio	0.65%	0.67%††
Treasury Portfolio	0.88%†	1.20%††
Tax-Exempt Portfolio	0.75%†	0.70%††

Ratio of Net Investment Income to Average Net Assets
Before Expenses Waived/Reimbursed by Adviser:
	2005	2006
Money Market Portfolio	2.31%	4.35%
Prime Portfolio	2.32%	4.19%
Government Portfolio	2.33%	4.12%
Treasury Portfolio	1.92%	3.75%
Tax-Exempt Portfolio	1.49%	2.61%

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net assets amounts.

27

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 28, 2007, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds

3435 Stelzer Road

Columbus, OH 43219

For Shareholder Inquiries,

call 1-888-378-1630.

Prices and Investment Results are available at

www.morganstanley.com/im.

LFPCPRO206

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds
Cash Management Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 28, 2007

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Cash Management Class Prospectus
February 28, 2007

Cash Management Class Prospectus
February 28, 2007

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) has retained Morgan Stanley Investment Advisors Inc. (the “Sub-Adviser”), as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio

Commenced operations on August 15, 2005

High Quarter 10/31/06	1.26%
Low Quarter 01/31/06	1.03%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 08/15/05
Money Market Portfolio	4.88%	4.60%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Cash Management Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Cash Management Class Prospectus
February 28, 2007

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio

Commenced operations on February 2, 2004

High Quarter 10/31/06	1.33%
Low Quarter 07/31/04	0.29%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 02/02/04
Prime Portfolio	5.07%	3.28%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Since the Portfolio’s Cash Management Class Shares have not commenced operations, the bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The Portfolio’s Cash Management Class Shares would have had similar annual returns, but returns generally would have been lower as expenses of the Cash Management Class are higher. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Cash Management Class Prospectus
February 28, 2007

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio

Commenced operations on August 9, 2004

High Quarter 10/31/06	1.33%
Low Quarter 01/31/05	0.54%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 08/09/04
Government Portfolio	5.07%	3.77%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Since the Portfolio’s Cash Management Class Shares have not commenced operations, the bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The Portfolio’s Cash Management Class Shares would have had similar annual returns, but returns generally would have been lower as expenses of the Cash Management Class are higher. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Cash Management Class Prospectus
February 28, 2007

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not commenced operations. Performance information will be provided once the Portfolio has completed a full year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Cash Management Class Prospectus
February 28, 2007

Treasury Portfolio (Cont’d)

Treasury Portfolio

Commenced operations on August 15, 2005

High Quarter 10/31/06	1.25%
Low Quarter 01/31/06	1.01%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 08/15/05
Treasury Portfolio	4.81%	4.53%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Cash Management Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not commenced operations. Performance information will be provided once the Portfolio has completed a full year of operation.

10

Cash Management Class Prospectus
February 28, 2007

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio

Commenced operations on August 15, 2005

High Quarter 10/31/06	0.79%
Low Quarter 01/31/06	0.72%

Average Annual Total Return

(as of 12/31/06)

	Past One Year	Since Inception 08/15/05
Tax-Exempt Portfolio	3.15%	3.02%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Cash Management Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Cash Management Class Prospectus
February 28, 2007

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Cash Management Class of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses for the fiscal year ended October 31, 2006

(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio		Government Portfolio	Government Securities Portfolio	Treasury Portfolio	Treasury Securities Portfolio	Tax-Exempt Portfolio
Advisory Fee	0.15%	0.15%		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution (12b-1) Fee†	0.25%	0.25%		0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.08%	0.07	%*	0.10%*	0.25%*	0.75%	0.25%*	0.06%
Shareholder Service Fee†	0.05%	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Total Cash Management Class Operating Expenses**†	0.53%	0.52	% *	0.55%*	0.70%*	1.20%	0.70%*	0.51%

†	Expense information in the table has been restated to reflect the current 12b-1 fee and Shareholder Service Fee (see Distribution Plan and Shareholder Service Plan).
*

As of the fiscal year ended October 31, 2006, the Government Securities Portfolio, Treasury Securities Portfolio, and the Cash Management Class of the Prime Portfolio and the Government Portfolio had not commenced operations. Other Expenses are based on estimated amounts.

**

The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio’s Cash Management Class will not exceed 0.50%. This fee and expense waiver may be discontinued at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Cash Management Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Cash Management Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Cash Management Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	$ 54	$170	$ 296	$ 665
Prime Portfolio*	53	167	N/A	N/A
Government Portfolio*	56	176	N/A	N/A
Government Securities Portfolio*	72	224	N/A	N/A
Treasury Portfolio	122	381	660	1,455
Treasury Securities Portfolio*	72	224	N/A	N/A
Tax-Exempt Portfolio	52	164	285	640
*

As of the fiscal year ended October 31, 2006, the Government Securities Portfolio, Treasury Securities Portfolio, and the Cash Management Class of the Prime Portfolio and the Government Portfolio had not commenced operations.

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks, including: adverse political and economic developments, less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities,

14

Cash Management Class Prospectus
February 28, 2007

political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest

15

rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

16

Cash Management Class Prospectus
February 28, 2007
border:0pt

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (the “Fund”) with respect to the disclosure of each Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Cash Management Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $1,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Cash Management Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Cash Management Class Shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Cash Management Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion.

Cash Management Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Cash Management Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing

17

times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company (“J.P. Morgan”), the Fund’s transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Cash Management Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.

1 Chase Manhattan Plaza

New York, NY 10081

ABA #021000021

DDA #323-255167

Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Cash Management Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

18

Cash Management Class Prospectus
February 28, 2007

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

19

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the Bond Market Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

20

Cash Management Class Prospectus
February 28, 2007

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the New York Stock Exchange is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio	As of 5:00 p.m.
Money Market Portfolio	Eastern time
Government Portfolio
Treasury Portfolio

Government Securities	As of 3:00 p.m.
Portfolio	Eastern time
Treasury Securities
Portfolio

Tax-Exempt Portfolio	As of 2:00 p.m.
Eastern time

Exchange Privilege

You may exchange a Portfolio’s Cash Management Class Shares for Cash Management Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

21

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends at approximately 4:00 p.m. on each business day based on their respective estimated daily net income to shareholders of record. To the extent actual income in greater or lesser than the estimated amount, adjustments will be made to the following business day’s income dividends. These dividends accrue daily and are distributed on the last business day of each month. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax — to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. Dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning before January 1, 2008.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

22

Cash Management Class Prospectus
February 28, 2007

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

23

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc., (the “Distributor”) the Fund’s Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses — securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2006, Morgan Stanley Investment Management Inc., together with its affiliated asset management companies, had approximately $481.6 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser monthly compensation calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2006 fiscal year.

Sub-Adviser

Morgan Stanley Investment Advisors Inc. serves as sub-adviser to the Portfolios. As sub-adviser, the Sub-Adviser makes day-to-day investment decisions for the Portfolios and places the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Adviser 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. The Sub-Adviser, located at 1221 Avenue of the Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement and Sub-Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2006.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2006 Actual Compensation Rate
Money Market Portfolio	0.15%	0.023%
Prime Portfolio	0.15%	0.057%
Government Portfolio	0.15%	0.024%
Government Securities Portfolio*	0.15%	N/A*
Treasury Portfolio	0.15%	0.000%
Treasury Securities Portfolio*	0.15%	N/A*
Tax-Exempt Portfolio	0.15%	0.016%
*	The Portfolio has not yet commenced operations

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

Distribution Plan

The Fund has adopted a Distribution Plan for each Portfolio’s Cash Management Class Shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) to pay the Distributor to provide for or to compensate

24

Cash Management Class Prospectus
February 28, 2007

certain financial intermediaries (also referred to as service organizations) for providing distribution related services to the Fund. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.25% of each Portfolio’s average daily net assets of Cash Management Class Shares which are beneficially owned by the customers of such service organizations during such period. The Distributor also may retain part of this fee as compensation for providing distribution related services.

Because this fee is paid out of the Fund’s assets on an ongoing basis, over time this fee will increase the cost of your investment and reduce your return and may cost you more than paying other types of sales charges.

Shareholder Service Plan

The Fund has also adopted a Shareholder Service Plan for each Portfolio’s Cash Management Class Shares to pay the Distributor to provide for, or to compensate service organizations for providing administrative services to shareholders. Under this Plan, each Portfolio pays the Distributor a monthly or quarterly service fee which shall be assessed at an annual rate of 0.05% of each Portfolio’s average daily net assets of Cash Management Class Shares which are owned beneficially by the customers of such service organization during such period.

Because such service fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and reduce your return and may cost you more than paying other types of sales charges.

25

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Cash Management Class of the Portfolio. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the period from the commencement of operations of the Cash Management Class of that Portfolio through the fiscal year ended October 31, 2005 and October 31, 2006, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. As of the fiscal year ended October 31, 2006, the Cash Management Class of the Prime Portfolio and the Government Portfolio had not commenced operations, and the Treasury Securities Portfolio and the Government Securities Portfolio also had not commenced operations. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Net Asset Value- Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Dividend Distributions (net investment income)	Distributions From Net Realized Gain	Net Asset Value- End of Period
Money Market Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2006	$1.000	$0.046	$0.000^	$(0.046)	$ (0.000)^	$1.000
2005	1.000	0.008	—	(0.008)	—	1.000
Treasury Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2006	$1.000	$0.045	—	$(0.045)	—	$1.000
2005	1.000	0.008	—	(0.008)	—	1.000
Tax-Exempt Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2006	$1.000	$0.030	—	$(0.030)	—	$1.000
2005	1.000	0.005	—	(0.005)	—	1.000

	Total Return		Net Assets- End of Period (thousands)	Ratio of Expenses to Average Net Assets(1)		Ratio of Net Income to Average Net Assets(1)
Money Market Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2006	4.70%		$221,503	0.40%	††	4.98%
2005	0.77%	#	100	0.15%	*	3.58%	*
Treasury Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2006	4.63%		$100	0.23%	††	4.53%
2005	0.76%	#	100	0.10%	*	3.52%	*
Tax-Exempt Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2006	3.08%		$188,740	0.40%	††	3.17%
2005	0.53%	#	100	0.14%	*	2.47%	*

Notes to the Financial Highlights

#	Not Annualized

*	Annualized
^	Amount is less than $0.0005 per share.
††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods indicated below, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

26

Cash Management Class Prospectus
February 28, 2007

Notes to the Financial Highlights

Ratio of Expenses to Average Net Assets
Before Expenses Waived/Reimbursed by Adviser:
	2005	2006
Money Market Portfolio	0.27%*	0.53%††
Treasury Portfolio	0.43%*†	1.08%††
Tax-Exempt Portfolio	0.30%*†	0.51%††

Ratio of Net Investment Income to Average Net Assets
Before Expenses Waived/Reimbursed by Adviser:
	2005	2006
Money Market Portfolio	3.46%*	4.85%
Treasury Portfolio	3.19%*	3.68%
Tax-Exempt Portfolio	2.30%*	3.06%

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

27

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 28, 2007, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds

3435 Stelzer Road

Columbus, OH 43219

For Shareholder Inquiries,

call 1-888-378-1630.

Prices and Investment Results are available at

www.morganstanley.com/im.

LFCMCPRO206

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
STATEMENT OF ADDITIONAL INFORMATION

Relating to the Following Prospectuses:

Institutional Class Prospectus
Service Class Prospectus
Investor Class Prospectus
Administrative Class Prospectus
Advisory Class Prospectus
Participant Class Prospectus
Cash Management Class Prospectus

February 28, 2007

Morgan Stanley Institutional Liquidity Funds (the ‘‘Fund’’) is a mutual fund currently consisting of the following seven portfolios: the Money Market Portfolio, the Prime Portfolio, the Government Portfolio, the Government Securities Portfolio, the Treasury Portfolio, the Treasury Securities Portfolio and the Tax-Exempt Portfolio (the ‘‘Portfolios’’). Each Portfolio offers the following classes of shares: Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. The Fund is designed to provide investors with a variety of liquidity options. This Statement of Additional Information (the ‘‘SAI’’) sets forth information about the Fund and information applicable to the Portfolios. This SAI is not a prospectus but should be read in conjunction with the Fund’s prospectuses relating to the Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and the Cash Management Class dated February 28, 2007, as may be supplemented from time to time. To obtain any of these prospectuses, please call Shareholder Services at the number indicated below. The Fund’s most recent annual and semi-annual reports are separate documents supplied with this SAI. The Fund’s annual report includes the Fund’s audited financial statements, which are incorporated by reference into this SAI.

Shareholder Services: 1-888-378-1630
Prices and Investment Results: www.morganstanley.com/im

TABLE OF CONTENTS

INVESTMENTS AND INVESTMENT STRATEGIES	3
INVESTMENT OBJECTIVES AND LIMITATIONS	9
DISCLOSURE OF PORTFOLIO HOLDINGS	10
PURCHASE OF SHARES	14
REDEMPTION OF SHARES	14
TRANSACTIONS WITH BROKER/DEALERS	15
SHAREHOLDER SERVICES	15
VALUATION OF SHARES	15
MANAGEMENT OF THE FUND	16
COMPENSATION	27
INVESTMENT ADVISER	28
PRINCIPAL UNDERWRITER	30
SERVICE AND DISTRIBUTION OF SHARES	30
FUND ADMINISTRATION	34
OTHER SERVICE PROVIDERS	35
BROKERAGE TRANSACTIONS	35
GENERAL INFORMATION	36
TAX CONSIDERATIONS	38
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	40
PERFORMANCE INFORMATION	46
FINANCIAL STATEMENTS	47
APPENDIX A — DESCRIPTION OF RATINGS	A-1

2

INVESTMENTS AND INVESTMENT STRATEGIES

The following discussion of each Portfolio’s investments and risks should be read in conjunction with the sections of the Fund’s Prospectus entitled ‘‘Additional Investment Strategy and Risk Information.’’ The Portfolios investments are limited by the quality, maturity and diversification requirements adopted under Rule 2a-7 of the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’).

U.S. Treasury Obligations and U.S. Government Securities.    U.S. Treasury Obligations include securities issued or guaranteed by the U.S. Treasury (‘‘U.S. Treasury Obligations’’). Payment of principal and interest on these obligations is backed by the full faith and credit of the U.S. government. U.S. Treasury Obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (‘‘STRIPS’’).

U.S. Government Securities are obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (‘‘U.S. Government Securities’’), which may or may not be backed by the full faith and credit of the U.S. government. Some U.S. Government Securities are supported by the full faith and credit of the U.S. Treasury (such as in the case of those issued by the Government National Mortgage Association (‘‘Ginnie Mae’’)) through provisions in its charter that it may make ‘‘indefinite and unlimited’’ drawings on the Treasury, if needed to service its debt); others (such as those issued by the Federal Home Loan Banks) are not backed by the full faith and credit of the United States but are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances; others (such as those issued by the Federal National Mortgage Association (‘‘Fannie Mae’’)) are supported by the discretionary authority of the U.S. government to purchase certain obligations of the issuer to assist them in meeting their debt obligations; and others (such as those issued by the Federal Farm Credit System) by only the credit of the issuer.

If a U.S. Government Security is not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

An instrumentality is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is defeased by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed.

Some Portfolios invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and Student Loan Marketing Association.

U.S. government securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Asset-Backed Securities.    Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are

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generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

Bank Obligations.    Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Investment Companies.    A Portfolio may invest in securities of other investment companies subject to statutory limitations prescribed by the 1940 Act. Currently, these limitations include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks. Although the Portfolios do not expect to do so in the foreseeable future, each Portfolio is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Portfolio.

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Corporates.    Corporate bonds (‘‘Corporates’’) are fixed income securities issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolios will buy Corporates subject to any quality constraints set forth under Rule 2a-7 of the 1940 Act.

Custodial Receipts.    Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Industrial Development and Pollution Control Bonds.    The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of the facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Portfolio in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

Lease Obligations.    Included within the revenue bonds category in which certain Portfolios may invest are participations in lease obligations or installment purchase contracts (collectively called ‘‘lease obligations’’) of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain ‘‘non-appropriation’’ clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing ‘‘non-appropriation’’ clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Floating and Variable Rate Obligations.    The Portfolios may purchase floating and variable rate obligations, including floating and variable rate municipal obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the 1940 Act, a Portfolio may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Portfolio to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. A Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

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Adjustable Rate Government Securities.    Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes.    Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements.    A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% in illiquid securities, including funding agreements.

Repurchase Agreements.    The Portfolios may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Portfolios in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Portfolio. These agreements, which may be viewed as a type of secured lending by the Portfolios, typically involve the acquisition by the Portfolios of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that a Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Portfolio will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolios follow procedures approved by the Trustees designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continually monitored by the Sub-Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium, which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Portfolio’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. In addition, certain Portfolios may invest in repurchase agreements backed by non-governmental collateral. Such repurchase agreements may be subject to the automatic stay provision of the Bankruptcy Code, and may result in the inability of a Portfolio to immediately liquidate the collateral in the event of default or bankruptcy by the seller. It is the current policy of the Portfolios not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by a Portfolio, amounts to more than 10% of its net assets. A Portfolio’s investments in repurchase agreements may at times be substantial as set forth in the Prospectus.

Reverse Repurchase Agreements.    The Portfolios may also use reverse repurchase agreements. Reverse repurchase agreements involve sales by the Portfolios of portfolio assets concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities

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involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Portfolio intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Portfolio will establish a segregated account with its Custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by a Portfolio and for purposes other than meeting redemptions may not exceed 5% of a Portfolio’s total assets.

Private Placements.    The Portfolios may invest in commercial paper issued in reliance on the so-called ‘‘private placement’’ exemption afforded by Section 4(2) of the Securities Act of 1933 (‘‘Securities Act’’) and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. Rule 144A permits the Portfolios to sell restricted securities to qualified institutional buyers without limitation. The Sub-Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Portfolios. If a restricted security is determined to be ‘‘liquid,’’ the security will not be included within the category ‘‘illiquid securities.’’

Put Options.    Certain Portfolios may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a ‘‘put,’’ and the aggregate price which the Portfolio pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit the Portfolio to be fully invested in securities, the interest on which is exempt from Federal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Fund’s policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Portfolio shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Sub-Adviser revises their evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Sub-Adviser considers, among other things, the amount of cash available to the Portfolio, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Portfolio.

The Fund values securities which are subject to puts at their amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on the Portfolio’s books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Fund’s policy is to enter into put transactions only with municipal securities dealers who are approved by the Fund’s Trustees. Each dealer will be approved on its own merits and it is the Fund’s general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Board of Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the NASD or members of a national securities exchange. The Trustees have directed the Adviser and the Sub-Adviser not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Adviser or Sub-Adviser, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer.

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In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

Tender Option Bonds.    A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Variable Rate Master Demand Notes.    These are obligations that permit a Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

When-Issued Securities.    Certain fixed income securities are purchased on a ‘‘when-issued’’ basis. This means that the securities are purchased at a certain price, but may not be delivered for up to 90 days. No payment or delivery is made until a Portfolio receives payment or delivery from the other party to the transaction. Although the Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain with the custodian a segregated account consisting of cash or liquid securities in an amount at least equal to these commitments.

Yankee and Eurobond Obligations.    Certain Portfolios may invest in Eurobond and Yankee obligations provided that such obligations are U.S. dollar-denominated. Eurobonds may be issued by government and corporate issuers in Europe. Yankee bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurobond and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk and market risk. However, Eurobond (and to a limited extent, Yankee) obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers. The Sub-Adviser, on behalf of a Portfolio, will perform the same credit analysis on Eurobond and Yankee obligations that it purchases as it does on domestic issues, and will seek to invest in obligations of issuers that have at least the same financial strength as the domestic issuers whose securities it purchases.

Zero Coupons.    Zero coupon bonds are fixed income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation’s issue or purchase price and its face value represents the

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imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the Portfolios’ distributions of net investment income.

Zero Coupons may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor. Zero Coupon Treasury Bonds are sold under a variety of different names, such as: Certificate of Accrual on Treasury Securities (‘‘CATS’’), Treasury Receipts (‘‘TRS’’), Separate Trading of Registered Interest and Principal of Securities (‘‘STRIPS’’) and Treasury Investment Growth Receipts (‘‘TIGERS’’).

Leveraging.    Each Portfolio may borrow money from a bank in an amount up to 33 1/3% of its respective total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). Each Portfolio will maintain asset coverage in accordance with the 1940 Act. Leveraging portfolio assets has speculative characteristics. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio’s portfolio securities.

INVESTMENT OBJECTIVES AND LIMITATIONS

Fundamental Objectives/Limitations.    Each Portfolio’s investment objective has been adopted as fundamental and the Portfolios are subject to the following restrictions which are also fundamental policies and may not be changed without the approval of the lesser of (1) at least 67% of the voting securities of the respective Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the respective Portfolio.

As a matter of fundamental policy, each Portfolio will not change its investment objective and will not:

(1)    invest in physical commodities or contracts on physical commodities;

(2)    purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

(3)    make loans except: (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into repurchase agreements, (ii) by lending its portfolio securities, and (iii) by lending Portfolio assets to other Portfolios of the Fund, so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations, or interpretations or orders of the SEC thereunder;

(4)    with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer;

(5)    purchase any securities other than obligations of U.S. regulated banks or of the U.S. government, or its agencies or instrumentalities, and, with respect to the Tax-Exempt Portfolio, industrial development bonds, if immediately after such purchase, 25% or more of the value of the Portfolio’s total assets would be invested in the securities of issuers in the same industry; there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and, with respect to the Tax-Exempt Portfolio, to industrial development bonds where the users of the facilities financed by such bonds are in the same industry;

(6)    with respect to 75% of its assets, purchase securities of any issuer if, as a result, more than 5% of the Portfolio’s total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

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(7)    borrow money, except (i) each Portfolio may borrow money from a bank in an amount up to 5% of its total assets; (ii) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests which might otherwise require the untimely disposition of securities, and (iii) in connection with reverse repurchase agreements, provided that (i), (ii) and (iii) in combination do not exceed 33 1/3% of the Portfolio’s total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

(8)    issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreements or reverse repurchase agreements; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) borrowing money as set forth above; or (d) lending portfolio securities; and

(9)    underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the disposition of restricted securities).

In addition, as a non-fundamental policy, each Portfolio may not invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder. Each Portfolio may invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objectives, policies and restrictions as the Portfolio.

Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of a Portfolio’s assets will not be considered a violation of the restriction, and the sale of securities will not be required unless otherwise noted or required by law (such as limitations relating to borrowing or investments in illiquid securities).

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s Board of Trustees, Morgan Stanley Investment Management Inc. (the ‘‘Adviser’’) and Morgan Stanley Investment Advisors Inc. (the ‘‘Sub-Adviser’’) have adopted policies and procedures regarding disclosure of portfolio holdings (the ‘‘Policy’’). Pursuant to the Policy, the Adviser and the Sub-Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Fund’s, the Adviser’s and the Sub-Adviser’s fiduciary duties to the Fund shareholders. Neither the Adviser nor the Sub-Adviser may receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Fund. Consideration includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser, the Sub-Adviser or by any affiliated person of the Adviser or the Sub-Adviser. Material non-public information concerning portfolio holdings may be divulged to third parties only when the Fund has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.

The Fund makes available on its public website top five, top ten or top fifteen holdings monthly with a minimum five calendar day lag. The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above, is non-public information for purposes of the Policy.

The Fund makes its complete portfolio holdings available on the password-protected part of its website every 15 days with a minimum 15 calendar day lag. In addition, prospective investors generally may receive portfolio holdings information if they enter into an agreement or undertaking to keep the information confidential.

The Fund may make selective disclosure of non-public portfolio holdings. Third parties eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and

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analysts, portfolio analytics providers and service providers, provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the material nonpublic information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy. Subject to the terms and conditions of any agreement between the Adviser, the Sub-Adviser or the Fund and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

The Adviser and the Sub-Adviser may provide interest lists to broker-dealers who execute securities transactions for the Fund without entering into a non-disclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Adviser, the Sub-Adviser or any affiliate of the Adviser or Sub-Adviser (the ‘‘MSIM Funds’’) on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

Fund shareholders may elect in some circumstances to redeem their shares of the Fund in exchange for their pro rata share of the securities held by the Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven (7) calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

The Fund may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

The Fund may disclose portfolio holdings to transition managers, provided that the Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

The Adviser and/or the Fund have entered into ongoing arrangements to make available public and/or non-public information about the Fund’s portfolio securities. Provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a non-disclosure agreement with the Fund, or owes a duty of trust or confidence to the Fund, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the Portfolio Holdings Review Committee (the ‘‘PHRC’’) or the Fund’s Board of Trustees. In all such instances, however, the PHRC will be responsible for reporting to the Fund’s Board of Trustees, or designated Committee thereof, material information concerning the ongoing arrangements at each Board’s next regularly scheduled Board meeting. Categories or parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers, service providers and asset allocators.

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The Adviser and/or the Fund currently have entered into ongoing arrangements with the following parties:

Name	Information Disclosed	Frequency(1)	Lag Time
Service Providers
Institutional Shareholder Services (ISS) (proxy voting agent)(*)	Complete portfolio holdings	Twice a month	(2)
JP Morgan Investor Services Co.(*)	Complete portfolio holdings	As needed	(2)
JP Morgan Chase Bank(*)	Complete portfolio holdings	As needed	(2)
JP Morgan Investor Services Company(*)	Complete portfolio holdings	As needed	(2)
Fund Rating Agencies
Lipper(*)	Top Ten and Complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end
Morningstar(**)	Complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end
Americh Massena & Associates, Inc.(*)	Top Ten and Complete portfolio holdings	Quarterly basis(5)	Approximately 10−12 days after quarter end
Bloomberg(**)	Complete portfolio holdings	Quarterly basis	Approximately 30 days after quarter end
Callan Associates(*)	Top Ten and Complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10−12 days after month/quarter end
Cambridge Associates(*)	Top Ten and Complete portfolio holdings	Quarterly basis(5)	Approximately 10−12 days after quarter end
CTC Consulting, Inc.(**)	Top Ten and Complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end, respectively
Fund Evaluation Group(**)	Top Ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Jeffrey Slocum & Associates(*)	Complete portfolio holdings(4)	Quarterly basis(5)	Approximately 10−12 days after quarter end
Hammond Associates(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Hartland & Co.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Hewitt Associates(*)	Top Ten and Complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10−12 days after month/quarter end
Mobius(**)	Top Ten portfolio holdings(3)	Monthly basis	At least 15 days after month end
Nelsons(**)	Top Ten holdings(3)	Quarterly basis	At least 15 days after quarter end
Prime Buchholz & Associates, Inc.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
PSN(**)	Top Ten holdings(3)	Quarterly basis	At least 15 days after quarter end
PFM Asset Management LLC(*)	Top Ten and Complete portfolio holdings	Quarterly basis(5)	Approximately 10−12 days after quarter end
Russell Investment Group/Russell/Mellon Analytical Services, Inc.(**)	Top Ten and Complete portfolio holdings	Monthly and quarterly basis	At least 15 days after month end and at least 30 days after quarter end, respectively
Stratford Advisory Group, Inc.(*)	Top Ten portfolio holdings(6)	Quarterly basis(5)	Approximately 10−12 days after quarter end
Thompson Financial(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end

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Name	Information Disclosed	Frequency(1)	Lag Time
Watershed Investment Consultants, Inc.(*)	Top Ten and Complete portfolio holdings	Quarterly basis(5)	Approximately 10−12 days after quarter end
Yanni Partners(**)	Top Ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Portfolio Analytics Providers
Fact Set(*)	Complete portfolio holdings	Daily	One day

(*)	This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

(**)	The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information.

(1)	Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

(2)	Information will typically be provided on a real time basis or as soon thereafter as possible.

(3)	Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.

(4)	Top Ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.

(5)	This information will also be provided upon request from time to time.

(6)	Complete portfolio holdings will also be provided upon request from time to time.

In addition, persons who owe a duty of trust or confidence to the Adviser, the Sub-Adviser or the Fund may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include, (i) the Fund’s independent registered public accounting firm (as of the Fund’s fiscal year end and on an as needed basis), (ii) counsel to the Fund (on an as needed basis), (iii) counsel to the Independent Trustees (on an as needed basis) and (iv) members of the Board of Trustees (on an as needed basis). Further, certain entities such as municipalities, which may not be authorized to enter into a non-disclosure agreement, may enter into an undertaking to keep any nonpublic holdings information confidential.

All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and the Fund’s Board of Trustees (or designated Committee thereof), except for (i) disclosures made to third parties pursuant to ongoing arrangements (described above); (ii) disclosures made to third parties pursuant to Special Meetings of the PHRC; (iii) broker-dealer interest lists; (iv) shareholder in-kind distributions; (v) attribution analyses; or (vi) in connection with transition managers. The Adviser and the Sub-Adviser shall report quarterly to the Board of Trustees (or a designated Committee thereof) information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. Procedures to monitor the use of such non-public portfolio holdings information include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the material nonpublic information.

In no instance may the Adviser, Sub-Adviser or the Fund receive any compensation or consideration in exchange for the portfolio holdings information.

The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC:

(a)    The PHRC, which will consist of executive officers of the Fund and the Adviser, is responsible for establishing portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis.

(b)    The PHRC will periodically review and have the authority to amend as necessary the Fund’s portfolio holdings disclosure policies and guidelines (as expressed by the Policy).

(c)    The PHRC will meet at least quarterly to (among other matters): (1) address any outstanding issues relating to the Policy, including matters relating to (i) disclosures made to third parties

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pursuant to ongoing arrangements (described above); (ii) broker-dealer interest lists; (iii) shareholder in-kind distributions; (iv) attribution analyses; or (v) in connection with transition managers; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Adviser and the Sub-Adviser employ to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser, the Sub-Adviser, or the Distributor or any affiliated person of the Fund, the Adviser, the Sub-Adviser or the Distributor, on the other.

(d)    Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third party that is not listed in (c) above may receive non-public portfolio holdings information pursuant to a validly executed non-disclosure agreement. At least three members of the PHRC, or their designees, and one member of the Funds Audit Committee, or his or her designee, shall be present at the Special Meeting in order to constitute a quorum. At any Special Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote; provided, however, that the Audit Committee member, or his or her designee, must concur in the determination in order for it to become effective.

(e)    The PHRC, or its designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) for a period of at least six years. The PHRC, or its designee(s), will report their decisions to the Board of Trustees at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting.

PURCHASE OF SHARES

The name of the Portfolio requested should be designated on the Account Registration Form. Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders, and (iii) to reduce or waive the minimum for initial and subsequent investments. The officers of the Fund may from time to time waive the minimum initial and subsequent investment requirements in connection with investments in the Fund by certain investors, including but not limited to (a) employees of the Adviser or Sub-Adviser and their affiliates, and (b) other investors with whom the Adviser or Sub-Adviser wish to develop a relationship or whose investments are expected, over a reasonable period of time, to exceed the minimum initial investment requirement.

The Portfolios declare dividends daily and, therefore, at the time of a purchase, must have funds immediately available for investment. As a result, you must pay for shares of each Portfolio with Federal Funds (monies credited to the Portfolio’s custodian by a Federal Reserve Bank).

Investors purchasing and redeeming shares of the Portfolio through a financial intermediary may be charged a transaction-based fee or other fee for the financial intermediary’s services. Each financial intermediary is responsible for sending you a schedule of fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of financial intermediaries should read this SAI in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from financial intermediaries for the sale of Institutional Class Shares but does pay compensation in connection with other share classes.

Neither Morgan Stanley Distribution, Inc., as distributor (the ‘‘Distributor’’), nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and Distributor will provide written confirmation of transactions initiated by telephone.

REDEMPTION OF SHARES

The Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (‘‘NYSE’’) is closed, or trading on the NYSE is restricted as

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determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Fund’s prospectuses under ‘‘Valuation of Shares’’ and a redeeming shareholder would normally incur brokerage expenses in converting these securities to cash.

No charge is made by the Portfolio for redemptions. Redemption proceeds may be more or less than the shareholder’s cost depending on the market value of the securities held by the Portfolio.

TRANSACTIONS WITH BROKER/DEALERS

The Fund has authorized certain brokers to receive on its behalf purchase and redemption orders. Some of these brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. For purposes of determining the purchase price of shares, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker’s authorized designee, receives the order in proper form. In other words, orders will be priced at the net asset value next computed after such orders are received in proper form by an authorized broker or the broker’s authorized designee.

SHAREHOLDER SERVICES

Transfer of Shares

Shareholders may transfer shares of the Portfolios to another person by written request to the Shareholder Services Group at the address noted above. If shares are being transferred to a new account, requests for transfer must be accompanied by a completed Account Registration Form for the receiving party. If shares are being transferred to an existing account, the request should clearly identify the account and number of shares to be transferred and include the signature of all registered owners and all share certificates, if any, which are subject to the transfer. The signature on the letter of request, the share certificate or any stock power must be guaranteed in the same manner as described under ‘‘Redemption of Shares.’’ As in the case of redemptions, the written request must be received in good order before any transfer can be made.

VALUATION OF SHARES

For the purpose of calculating each Portfolio’s NAV, securities are valued by the amortized cost method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price each Portfolio would receive if it sold the instrument.

The use of amortized cost and the maintenance of each Portfolio’s per share NAV at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act. As conditions of operating under Rule 2a-7, each Portfolio must maintain a dollar-weighted average Portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar-denominated securities which are determined by the Trustees to present minimal credit risks and which are of eligible quality as determined under the rule.

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The Board has established procedures reasonably designed, taking into account current market conditions and each Portfolio’s investment objective, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Trustees deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such a review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Board.

In the event of a deviation of over ½ of 1% between a Portfolio’s NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Trustees will promptly consider what action, if any, should be taken. The Board will also take any action they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. This action may include redeeming shares in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, withholding dividends, paying distributions from capital gains or losses, or utilizing a NAV not equal to $1.00 based upon available market quotations.

MANAGEMENT OF THE FUND

Officers and Trustees.    The Board of the Fund consists of 10 Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser, Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’) and Morgan Stanley Investment Advisors Inc. (the ‘‘Retail Funds’’). Eleven Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser’s parent company, Morgan Stanley. These Trustees are the ‘‘non-interested’’ or ‘‘Independent Trustees’’ of the Fund. The other Trustee (the ‘‘Interested Trustee’’) is affiliated with the Adviser.

Independent Trustees.    The Independent Trustees of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2006) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley Investment Advisors Inc.).

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Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of Sub-Committee of the Valuation Insurance and Compliance Committee (since February 2007); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

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Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.
Dr. Manuel H. Johnson (57) c/o Johnson Smick Group Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (an international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).
Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

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Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds (since August 2006) and Institutional Funds; formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC.; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals)
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Trustee	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P., (private investment partnership); Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006), Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

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Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds since August 2006; President and CEO of General Motors Asset Management; formerly Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.
Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Interested Trustee.    The Trustee who is affiliated with the Adviser or affiliates of the Adviser (as set forth below) and executive officers of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee (as of December 31, 2006) and the other directorships, if any, held by the Interested Trustee, are shown below.

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

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OFFICERS:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London England, E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).
Dennis F. Shea (53) 1221 Avenue of the Americas New York, New York 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Barry Fink (52) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds and General Counsel of Morgan Stanley Investment Management.
Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

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Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer (since February 2005) of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997	Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.
Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).
James Garrett (36) 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003	Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds.
Michael Leary (40) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investors Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young, LLP.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

22

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser, Morgan Stanley Investment Advisors Inc. or Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2006 is set forth in the table below.

Name of Trustee	Dollar Range of Equity Securities in the Fund (as of December 31, 2006)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (as of December 31, 2006)
Independent:
Frank L. Bowman(1)	$10,001-$50,000	$50,001-$100,000
Michael Bozic	None	over $100,000
Kathleen A. Dennis	None	over $100,000
Dr. Manuel H. Johnson	None	over $100,000
Joseph J. Kearns(1)	$10,001-$50,000	over $100,000
Michael F. Klein	None	over $100,000
Michael E. Nugent	None	over $100,000
W. Allen Reed	None	$10,001-$50,000
Fergus Reid(1)	$10,001-$50,000	over $100,000
Interested:
James F. Higgins	None	over $100,000

(1)	Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan.

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.

As of February 23, 2007, the Trustees and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each Portfolio of the Fund.

Independent Trustees and the Committees.    Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Institutional Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Institutional Funds’ Boards, such individuals may reject other attractive assignments because the Institutional Funds make substantial demands on their time. The Board has four Committees: (1) Audit Committee, (2) Governance Committee, (3) Valuation, Insurance and Compliance Committee and (4) Investment Committee. Three of the Independent Trustees serve as members of the Audit Committee, three Independent Trustees serve as members of the Governance Committee, three Trustees, including two Independent Trustees, serve as members of the Valuation, Insurance and Compliance Committee and all of the Trustees serve as members of the Investment Committee.

The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements, continually reviewing fund performance, checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution.

The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is

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charged with recommending to the full Board the engagement or discharge of the Fund’s independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm’s duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund’s system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. The Fund has adopted a formal, written Audit Committee Charter. During its fiscal year ended October 31, 2006, the Audit Committee held 16 meetings.

The members of the Audit Committee of the Fund are currently Joseph J. Kearns, Michael E. Nugent and W. Allen Reed. None of the members of the Fund’s Audit Committee is an ‘‘interested person,’’ as defined under the 1940 Act, of any of the Funds (with such disinterested Trustees being ‘‘Independent Trustees’’ or individually, ‘‘Independent Trustee’’). Each Independent Trustee is also ‘‘independent’’ from the Fund under the listing standards of the New York Stock Exchange, Inc. (‘‘NYSE’’). The Chairperson of the Audit Committee of the Fund is Joseph J. Kearns.

The Board of Trustees of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Fund’s Board and on committees of the Board and recommends such qualified individuals for nomination by the Fund’s Independent Trustees as candidates for election as Independent Trustees, advises the Fund’s Board with respect to Board composition, procedures and committees, develops and recommends to the Fund’s Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund’s Board of Trustees and any Board committees and oversees periodic evaluations of the Fund’s Board and its committees. The members of the Governance Committee of the Fund are currently Kathleen A. Dennis, Michael F. Klein and Fergus Reid, each of whom is an Independent Trustee. The Chairperson of the Governance Committee is Fergus Reid. During its fiscal year ended October 31, 2006, the Governance Committee held two meetings.

The Fund does not have a separate nominating committee. While the Fund’s Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Board of Trustees of the Fund believes that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, each current Independent Trustee (Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid) participates in the election and nomination of candidates for election as Independent Trustees for the Fund for which the Independent Trustee serves. Persons recommended by the Fund’s Governance Committee as candidates for the nomination as Independent Trustees shall possess such knowledge, experience, skills, expertise and diversity so as to enhance the Board’s ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund’s Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption ‘‘Shareholder Communications’’.

The Board has formed a Valuation, Insurance and Compliance Committee to review the valuation process, address insurance coverage and oversee the compliance function for the Fund and the Board. The Valuation, Insurance and Compliance Committee currently consists of Messrs. Michael Bozic, Manuel H. Johnson and James F. Higgins. Messrs. Michael Bozic and Manuel H. Johnson are Independent Trustees. Michael Bozic is the Chairperson of the Valuation, Insurance and Compliance Committee. The Valuation, Insurance and Compliance Committee has a Sub-Committee to review and monitor the insurance coverage maintained by the Fund. The Chairperson of the Sub-Committee is Frank L. Bowman. The Valuation, Insurance and Compliance Committee and the Sub-Committee were formed in October 2006 and February 2007, respectively.

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The Investment Committee oversees the portfolio investment process for and reviews the performance of the Fund. The Investment Committee also recommends to the Board to approve or renew the Fund’s Investment Advisory, Sub-Advisory and Administration Agreements. The members of the Investment Committee are Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, James F. Higgins, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, Fergus Reid and W. Allen Reed. The Chairperson of the Investment Committee is Manuel H. Johnson.

The Investment Committee has three Sub-Committees, each with its own Chairperson. Each Sub-Committee focuses on the Funds’ primary areas of investment, namely equities, fixed income and alternatives. The Sub-Committees and their members are as follows:

(1)	Equity — W. Allen Reed (Chairperson), Frank L. Bowman and Michael E. Nugent.

(2)	Fixed-Income — Michael F. Klein (Chairperson), Michael Bozic and Fergus Reid.

(3)	Closed-end, Money Market and Alternatives — Kathleen A. Dennis (Chairperson), James F. Higgins and Joseph J. Kearns.

The Investment Committee and the Sub-Committees of the Investment Committee were formed in October 2006.

There were nine meetings of the Board of Trustees of the Fund held during the fiscal year ended October 31, 2006. The Independent Trustees of the Fund also met three times during that period, in addition to the nine meetings of the full Board.

Advantages of Having the Same Individuals as Independent Trustees for the Retail Funds and Institutional Funds.    The Independent Trustees and the funds’ management believe that having the same Independent Trustees for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of these funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the funds’ service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on the boards of the Retail Funds and Institutional Funds enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and Institutional Funds.

Trustee and Officer Indemnification.    The Fund’s Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

Shareholder Communications.    Shareholders may send communications to the Fund’s Board of Trustees. Shareholders should send communications intended for the Fund’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund’s office or directly to such Board member(s) at the address specified for each trustee previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management’s discretion based on the matters contained therein.

Compensation

Each Independent Trustee (except for the Chairperson of the Boards) receives an annual retainer fee of $180,000 for serving the Retail Funds and the Institutional Funds.

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Prior to October 1, 2006, the Chairperson of the Audit Committee received an additional annual retainer fee of $60,000. Other Committee Chairpersons and the Deputy Chairperson of the Audit Committee received an additional annual retainer fee of $30,000. Effective October 1, 2006, the Chairperson of the Audit Committee receives an additional annual retainer fee of $75,000 and the Investment Committee Chairperson receives an additional annual retainer fee of $60,000. Other Committee Chairpersons receive an additional annual retainer fee of $30,000 and the Investment Sub-Committee Chairpersons receive an additional annual retainer fee of $15,000. The aggregate compensation paid to each Independent Trustee is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/portfolios. As of July 1, 2006, Charles A. Fiumefreddo resigned as Chairman of the Boards of the Retail Funds and the Institutional Funds and was succeeded by Michael E. Nugent. Prior to July 1, 2006, Charles A. Fiumefreddo received an annual retainer fee for his services as Chairman of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board. As of July 1, 2006, Michael E. Nugent receives a total annual retainer fee of $360,000 for his services as Chairman.

The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are employed by the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

Effective April 1, 2004, the Fund began a Deferred Compensation Plan (the ‘‘DC Plan’’), which allows each Independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

Prior to April 1, 2004, the Fund maintained a similar unfunded Deferred Compensation Plan (the ‘‘Prior DC Plan’’), which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. The DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004 which remain subject to the terms of the Prior DC Plan).

The following table shows aggregate compensation paid to the Fund’s Trustees from the Fund for the fiscal year ended October 31, 2006 and the aggregate compensation payable to each of the Funds’ Trustees by the Fund Complex (which includes all of the Retail Funds and Institutional Funds) for the calendar year ended December 31, 2006. The structure and membership of the Committees have changed during the calendar year ended December 31, 2006. Therefore, Committees referenced in the footnotes to the compensation table in this section may no longer exist, and/or the Directors may no longer serve on the Committees noted in the footnotes to the table.

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COMPENSATION

Name of Independent Trustee:(1)	Aggregate Compensation from the Fund(2)	Total Compensation(3)
Frank L. Bowman	$13,933	$75,000
Michael Bozic	28,855	195,000
Kathleen A. Dennis	16,353	78,750
Manuel H. Johnson	35,370	240,000
Joseph J. Kearns	38,100	226,250
Michael F. Klein	16,353	78,750
Michael E. Nugent	25,683	285,000
W. Allen Reed	16,353	78,750
Fergus Reid	36,000	215,000
Name of Interested Trustee:
James F. Higgins	0	0

(1)	Includes all amounts paid for serving as Trustee of the Funds as well as serving as Chairperson of the Funds or a Committee or Sub-Committee of the Funds.

(2)	The amounts shown in this column represent the aggregate compensation before deferral with respect to the Fund’s fiscal year. The following trustees deferred compensation from the Fund during the fiscal year ended October 31, 2006: Mr. Bowman, $13,933; Mr. Kearns, $19,050.

(3)	The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2006 before deferral by the Trustee under the DC Plan. As of December 31, 2006, the value including interest of the deferral accounts across the Fund Complex for Messrs. Bowman, Kearns and Reid pursuant to the deferred compensation plans was $78,764, $959,331 and $764,483, respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

Prior to December 31, 2003, 49 of the Retail Funds (the ‘‘Adopting Funds’’) had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an ‘‘Eligible Trustee’’) would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee’s retirement as shown in the table below.

The following table illustrates the retirement benefits accrued to the Fund’s Independent Trustees by the Adopting Funds for the calendar year ended December 31, 2006, and the estimated retirement benefits for the Independent Trustees from the Adopting Funds for each calendar year following retirement. Only the Trustees listed below participated in the retirement program.

Name of Independent Trustee	Retirement Benefits Accrued as Fund Expenses By All Adopting Funds	Estimated Annual Benefits Upon Retirement(1) From All Adopting Funds
Michael Bozic	$17,614	$46,871
Manuel H. Johnson	18,586	68,630
Michael E. Nugent	29,524	61,377

(1)	Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee’s life.

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INVESTMENT ADVISER

Morgan Stanley Investment Management Inc. is the investment adviser to the Fund pursuant to an Investment Advisory Agreement (the ‘‘Agreement’’). The Adviser is wholly owned by subsidiaries of Morgan Stanley. The Adviser, located at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers which include employee benefit plans, endowment funds, foundations and other institutional investors in the United States and abroad. As of December 31, 2006, the Adviser, together with its affiliated asset management companies, had approximately $481.6 billion in assets under management or supervision.

Under the Investment Advisory Agreement with the Fund, the Adviser, subject to the control and supervision of the Fund’s Board and in conformance with the stated investment objectives and policies of the Portfolios, manages the investment and reinvestment of the assets of the Portfolios. In this regard, it is the responsibility of the Adviser to supervise investment decisions for the Portfolios and the placement of the Portfolios’ purchase and sales orders for investment securities by the Sub-Adviser.

As compensation for the services rendered by the Adviser under the Agreement and the assumption by the Adviser of the expenses related thereto (other than the cost of securities purchased for each Portfolio and the taxes and brokerage commissions, if any, payable in connection with the purchase and/or sale of such securities), each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio’s daily net assets.

The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb or reimburse certain expenses to the extent necessary so that total annual operating expenses of each Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class will not exceed 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.70% and 0.50% of their average daily net assets, respectively. This fee and expense waiver may be discontinued at any time and without notice. For the fiscal years ended October 31, 2004, 2005 and 2006, the Fund paid the following advisory fees:

	Advisory Fees Paid						Advisory Fees Waived
Portfolio	2004 (000)		2005 (000)		2006 (000)		2004 (000)		2005 (000)		2006 (000)
Money Market Portfolio	$0	**	$940		$928		$2,036		$4,083		$5,032
Prime Portfolio	0	**	5,089		9,493		5,232		14,341		15,604
Government Portfolio	0	**	—	***	833		92		2,219		4,259
Government Securities Portfolio	—	*	—	*	—	*	—	*	—	*	—	*
Treasury Portfolio	0	**	—	***	—	***	72		158		61
Treasury Securities Portfolio	—	*	—	*	—	*	—	*	—	*	—	*

*	Not in operation during period.

**	Waiver in excess of advisory fee owed.

***	Indicates amount less than $1,000.

The Fund bears all of its own costs and expenses, including but not limited to: services of its independent accountants, its administrator and dividend disbursing and transfer agent, legal counsel, taxes, insurance premiums, costs incidental to meetings of its shareholders and Trustees, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and custodian fees. These Fund expenses are, in turn, allocated to each Portfolio, based on their relative net assets. Each Portfolio bears its own advisory fees and brokerage commissions and transfer taxes in connection with the acquisition and disposition of its investment securities.

The Agreement continues for successive one year periods, only if each renewal is specifically approved by an in-person vote of the Fund’s Board, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or ‘‘interested persons’’ (as defined in the 1940 Act) of any such party at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of the Fund; in such event, continuance shall be

28

effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Portfolio. If the holders of the Portfolio fail to approve the Agreement, the Adviser may continue to serve as investment adviser to each Portfolio which approved the Agreement, and to any Portfolio which did not approve the Agreement until new arrangements have been made. The Agreement is automatically terminated if assigned, and may be terminated by the Portfolio without the payment of any penalty, at any time, (1) by vote of a majority of the entire Board or (2) by vote of a majority of the outstanding voting securities of the Portfolio on sixty (60) days’ written notice to the Adviser or (3) by the Adviser without the payment of any penalty, upon 90 days’ written notice to the Fund.

Investment Sub-Adviser

Morgan Stanley Investment Advisors Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, serves as the investment sub-adviser to the Portfolios pursuant to an investment sub-advisory agreement with the Adviser. As compensation for managing the day-to-day investments of the Portfolios, the Adviser pays MSIA 40% of the investment advisory fee that the Adviser receives from each Portfolio (net of applicable fee waivers).

Proxy Voting Policies and Procedures and Proxy Voting Record

The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to Morgan Stanley Investment Management and its advisory affiliates (‘‘MSIM’’). The following is a summary of the MSIM’s Proxy Voting Policy (‘‘Proxy Policy’’).

MSIM uses its best efforts to vote proxies on securities held in the Fund as part of its authority to manage, acquire and dispose of Fund assets. In this regard, MSIM has formed a Proxy Review Committee (‘‘Committee’’) comprised of senior investment professionals that is responsible for creating and implementing the Proxy Policy. The Committee meets monthly but may meet more frequently as conditions warrant. The Proxy Policy provides that MSIM will vote proxies in the best interests of clients consistent with the objective of maximizing long-term investment returns. The Proxy Policy provides that MSIM will generally vote proxies in accordance with pre-determined guidelines contained in the Proxy Policy. MSIM may vote in a manner that is not consistent with the pre-determined guidelines, provided that the vote is approved by the Committee.

The Proxy Policy provides that, unless otherwise determined by the Committee, votes will be cast in the manner described below:

•	Generally, routine proposals will be voted in support of management.

•	With regard to the election of directors, where no conflict exists and where no specific governance deficiency has been noted, votes will be cast in support of management’s nominees.

•	MSIM will vote in accordance with management’s recommendation with respect to certain non-routine proposals (i.e., reasonable capitalization changes, stock repurchase programs, stock splits, certain compensation-related matters, certain anti-takeover measures, etc.).

•	MSIM will vote against certain non-routine proposals (i.e., unreasonable capitalization changes, requiring supermajority shareholder votes to amend by-laws, indemnification of auditors, etc.), notwithstanding management support.

•	MSIM will vote in its discretion with respect to certain non-routine proposals (i.e., mergers, acquisitions, take-overs, spin-offs, etc.), which may have a substantive financial or best interest impact on an issuer.

•	MSIM will vote for certain proposals it believes call for reasonable charter provisions or corporate governance practices (i.e., requiring auditors to attend annual shareholder meetings, requiring that members of compensation, nominating and audit committees be independent, reducing or eliminating supermajority voting requirements, etc.).

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•	MSIM will vote against certain proposals it believes call for unreasonable charter provisions or corporate governance practices (i.e., proposals to require a company to prepare reports that are costly to provide or that would require duplicative efforts or expenditure that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders, etc.).

•	Certain other proposals (i.e., proposals requiring directors to own large amounts of company stock to be eligible for election, requiring diversity of board membership relating to broad based social, religious or ethnic groups, etc.) generally are evaluated by the Committee based on the nature of the proposal and the likely impact on shareholders.

While the proxy voting process is well-established in the United States and other developed markets with a number of tools and services available to assist an investment adviser, voting proxies of non-U.S. companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent MSIM’s ability to vote such proxies. As a result, non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to the Fund of voting such proxies.

Approval of the Advisory Agreements

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2006.

PRINCIPAL UNDERWRITER

Morgan Stanley Distribution, Inc. serves as the Fund’s distributor. The principal business address of the Distributor is One Tower Bridge Road, West Conshohocken, Pennsylvania 19428. The Distributor is a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley.

The Distributor distributes the shares of the Fund pursuant to a distribution agreement (the ‘‘Distribution Agreement’’). Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund’s shares.

The Distribution Agreement continues in effect so long as such continuance is approved at least annually by the Fund’s Board, including a majority of those Trustees who are parties to such Distribution Agreement nor interested persons of any such party. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

Ronald E. Robison and Stefanie V. Chang Yu, officers of the Fund, also serve as directors or officers of the Distributor.

SERVICE AND DISTRIBUTION OF SHARES

Administration Plans

The Fund has entered into an Administration Plan with respect to its Service Class Shares to pay the Distributor to compensate Service Organizations (defined below) who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Service Class Shares, is authorized to pay the Distributor a monthly or quarterly administration fee of 0.05% of each Portfolio’s average daily net assets of Service Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for providing the following services: processing and issuing confirmations concerning shareholder orders to purchase, redeem and exchange shares of such class; receiving and transmitting funds representing the purchase price or redemption proceeds of such shares; and forwarding shareholder communications such as prospectus updates, proxies and shareholder reports.

For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Service Class paid $143, $24,136, $228, $51 and $51, respectively, to

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compensate the Distributor pursuant to the Service Class Administration Plan. For the fiscal year ended October 31, 2005, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Service Class paid $51, $1,140, $6,119, $51 and $51, respectively, to compensate the Distributor pursuant to the Service Class Administration Plan. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

The Fund also has entered into an Administration Plan with respect to its Investor Class Shares to pay the Distributor to compensate Service Organizations (defined below) who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Investor Class Shares, is authorized to pay the Distributor a monthly or quarterly administration fee of 0.10% of each Portfolio’s average daily net assets of Investor Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for making available the following services: (a) acting, or arranging for another party to act, as recordholder and nominee of all shares of such class beneficially owned by shareholders of the Fund; (b) providing sub-accounting with respect to shares of such class of a Portfolio beneficially owned by shareholders or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to shares of such class owned by each shareholder; (c) processing and issuing confirmations concerning shareholder orders to purchase, redeem and exchange shares of such class; (d) providing periodic statements to each shareholder showing account balances and transactions during the relevant period and (e) processing dividend payments.

For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Investor Class paid $171, $13,230, $348,863, $99 and $259, respectively, to compensate the Distributor pursuant to the Investor Class Administration Plan. For the fiscal year ended October 31, 2005, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Investor Class paid $99, $14,280, $208,150, $99 and $114, respectively, to compensate the Distributor pursuant to the Investor Class Administration Plan. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

The Fund has entered into an Administration Plan with respect to its Administrative Class Shares to pay the Distributor to compensate Service Organizations (defined below) who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Administrative Class Shares, is authorized to pay the Distributor a monthly or quarterly administration fee which shall not exceed during any one year 0.15% of the average daily net assets of Administrative Class Shares owned beneficially by the customers of such Service Organizations during such period. An initial 0.10% of the average daily net assets of the Administrative Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Administrative Class Shares will be assessed for making available the following shareholder administration services: (f) receiving, tabulating and transmitting proxies; (g) responding to shareholder inquiries relating to such class of shares or these services; and (h) providing sweep services (‘‘Sweep Services’’) which may include: (i) providing the necessary computer hardware and software which links the service organization to an account management system; (ii) providing software that aggregates a shareholder’s orders and establishes an order to purchase or redeem shares of a Portfolio based on established target levels for the shareholder’s demand deposit accounts; (iii) providing periodic statements showing a shareholder’s account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by the Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Administrative Class paid $150, $150, $49,544, $150 and $150, respectively, to compensate the Distributor pursuant to the Administrative Class Administration Plan. For the fiscal year ended October 31, 2005, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Administrative Class paid $150, $150, $36,953, $150 and $150, respectively, to compensate the Distributor pursuant to the Administrative Class Administration Plan. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

Service Organizations include institutions that (i) act directly or indirectly as nominees and recordholders of shares of each class for their respective customers who are or may become beneficial owners of such

31

shares; (ii) provide services to other Service Organizations intended to facilitate or improve a Service Organization’s services to shareholders of the Fund with respect to the Portfolios; and/or (iii) perform certain account administration services with respect to the shareholders pursuant to agreements between the Fund, on behalf of the respective class of each Portfolio, and such Service Organizations.

Service and Shareholder Administration Plan

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class Shares to pay the Distributor to compensate Service Organizations (defined below) who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Advisory Class Shares, is authorized to pay the Distributor a monthly or quarterly service fee which shall not exceed during any one year 0.25% of the average daily net assets of Advisory Class Shares owned beneficially by the customers of such Service Organizations during such period. An initial 0.10% of the average daily net assets of the Advisory Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Advisory Class Shares will be assessed for providing some or all of the services listed in (f) through (h) above; and an additional 0.10% of the average daily net assets of the Advisory Class Shares will be assessed for making available some or all of the following shareholder services: (i) providing facilities to answer inquiries and respond to correspondence with shareholders of the Fund and other investors about the status of their accounts or about other aspects of the Fund or the applicable Portfolio; (j) acting as liaison between shareholders and the Fund, including obtaining information from the Fund and assisting the Fund in correcting errors and resolving problems; (k) assisting shareholders of the Fund in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization; and (l) displaying and making prospectuses available to existing shareholders on the Service Organization’s premises.

For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios paid $21,907, $145,311, $379,428, $74,102 and $44,942, respectively, to compensate the Distributor pursuant to the Service and Shareholder Administration Plan. For the fiscal year ended October 31, 2005, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios paid $1,114, $83,776, $102,135, $12,561 and $70,103, respectively, to compensate the Distributor pursuant to the Service and Shareholder Administration Plan. These fees were used to reimburse third-parties for shareholder administration-related and personal and account maintenance services performed on behalf of the Fund.

Shareholder Service Plan

The Fund has entered into a Shareholder Service Plan with respect to its Participant Class Shares to pay the Distributor to provide for, or to compensate Service Organizations (defined above) for providing personal and account maintenance services and administrative services to shareholders. Under the Plan, the Fund, on behalf of the Participant Class Shares, is authorized to pay the Distributor a monthly or quarterly service fee which shall not exceed during any one year 0.25% of the average daily net assets of Participant Class Shares owned beneficially by the customers of such Service Organizations during such period. Such service fee is assessed as follows: an initial 0.10% of the average daily net assets of the Participant Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Participant Class Shares will be assessed for making available the services listed in (f) through (h) above; and an additional 0.10% of the average daily net assets of the Participant Class Shares will be assessed for making available some or all of the services listed in (i) through (l) above.

For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios paid $393, $251, $267, $386 and $251, respectively, to compensate the Distributor pursuant to the Participant Class Shareholder Service Plan. For the fiscal year ended October 31, 2005, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios paid $251, $251, $272, $251 and $253, respectively, to compensate the Distributor pursuant to the Shareholder Service Plan. These fees were used to reimburse third-parties for shareholder administration-related and personal and account maintenance services performed on behalf of the Fund.

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The Fund has also entered into a Shareholder Service Plan with respect to its Cash Management Class Shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Cash Management Class Shares, is authorized to pay the Distributor a monthly or quarterly service fee which shall be assessed at an annual rate of 0.05% of the average daily net assets of Cash Management Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for staffing and maintaining call centers and answering inquiries and addressing issues related to the Cash Management Share Class.

For the fiscal year ended October 31, 2006, the Money Market, Treasury and Tax-Exempt Portfolios paid $11,209, $26 and $9,108, respectively, to compensate the Distributor pursuant to the Cash Management Class Shareholder Service Plan.

Distribution Plan

The Fund has also entered into a Distribution Plan with respect to its Participant Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing distribution related services. Under the Plan, the Fund, on behalf of the Participant Class Shares, is authorized to pay the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.25% (which is assessed annually) of the average daily net assets of Participant Class Shares owned beneficially by the customers of such Service Organizations during such period. Prior to an amendment approved by the Board effective February 6, 2006, the distribution fee was 0.15%. Distribution related services for which the Distributor or a Service Organization may be compensated include any activities or expenses primarily intended to result in the sale of Participant Class shares, including, but not limited to: distribution of sales literature and advertising materials; and compensation to broker/dealers who sell Participant Class shares. The Distributor may negotiate with any such broker/dealer the services to be provided by the broker/dealer to shareholders in connection with the sale of Participant Class shares, and all or any portion of the compensation paid to the Distributor pursuant to this Distribution Plan may be reallocated by the Distributor to broker/dealers who sell shares. The Fund, on behalf of the Participant Class Shares, has adopted this Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares. The Distributor may retain any portion of the fees it does not expend in meeting its obligations to the Fund.

For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Participant Class paid $359, $217, $228, $352 and $217, respectively, to compensate the Distributor pursuant to the Participant Class Distribution Plan. For the fiscal year ended October 31, 2005, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Participant Class paid $150, $150, $163, $150 and $152, respectively, to compensate the Distributor pursuant to the Participant Class Distribution Plan. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

Finally, the Fund has entered into a Distribution Plan with respect to its Cash Management Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing distribution related services. Under the Plan, the Fund, on behalf of the Cash Management Class Shares, is authorized to pay the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.25% (which is assessed annually) of the average daily net assets of Cash Management Class Shares owned beneficially by the customers of such Service Organizations during such period. Prior to an amendment approved by the Board effective April 25, 2006, the 12b-1 distribution fee was 0.05%. Distribution related services for which the Distributor may be compensated include any activities or expenses primarily intended to result in the sale of Cash Management Class Shares including, but not limited to, printing and distribution of sales literature and advertising materials, and compensation to broker/dealers who sell Cash Management Class Shares. The Distributor may negotiate with any such broker/dealer the services to be provided by the broker/dealer in connection with the sale of Cash Management Class shares, and all or any portion of the compensation paid to the Distributor pursuant to this Distribution Plan may be reallocated by the Distributor to broker/dealers who sell Shares. The Fund, on behalf of the Cash Management Class Shares, has adopted this Plan in accordance with the provisions

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of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares. The Distributor may retain any portion of the fees it does not expend in meeting its obligations to the Fund.

For the fiscal year ended October 31, 2006, the Money Market, Treasury and Tax-Exempt Portfolios of the Cash Management Class paid $56,068, $155, and $45,564, respectively, to compensate the Distributor pursuant to the Cash Management Class Distribution Plan. For the fiscal year ended October 31, 2005, the Money Market, Treasury and Tax-Exempt Portfolios of the Cash Management Class paid $11, $11, and $11, respectively, to compensate the Distributor pursuant to the Cash Management Class Distribution Plan. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

Continuance of each Plan must be approved annually by a majority of the Trustees of the Fund and the Trustees who are not ‘‘interested persons’’ of the Fund within the meaning of the 1940 Act. The Plans require that quarterly written reports of amounts spent under each respective Plan and the purposes of such expenditures be furnished to and review by Trustees. The Plans may not be amended to increase materially the amount which may be spent thereunder by each class without approval by a majority of the outstanding shares of each respective class. All material amendments of the Plans will require approval by a majority of the Trustees of the Fund and of the Trustees who are not ‘‘interested persons’’ of the Fund.

Revenue Sharing

The Adviser and/or the Distributor may pay additional compensation, out of their own funds and not as an expense of the Portfolios, to affiliates, certain insurance companies and/or other financial intermediaries (‘‘Intermediaries’’) in connection with the sale or retention of shares of the Portfolios and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Intermediaries for the purpose of promoting the sale of Portfolio shares, maintaining share balances, and/or for sub-accounting, recordkeeping, administrative or transaction processing services. Such payments are in addition to any distribution-related or shareholder servicing fees that may be payable by the Portfolios.

The additional payments are generally based on other measures as determined by the Adviser or the Distributor (e.g. gross sales or number of accounts). The additional payments currently made to certain affiliated entities of the Adviser or the Distributor (‘‘Affiliated Entities’’) and Intermediaries include the following annual amounts paid out of the Adviser’s or the Distributor’s own funds;

(1)	For sales of shares of the Fund, a range in an amount equal to 0.03% to 0.10% of the assets in the accounts.

The prospect of receiving, or the receipt of, additional compensation as described above by Affiliated Entities or other Intermediaries may provide Affiliated Entities and such Intermediaries and their representatives or employees with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which the Affiliated Entity or the Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Portfolio. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares. Investors should review carefully any disclosure provided by an Affiliated Entity or Intermediary as to its compensation.

FUND ADMINISTRATION

The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Trustees of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of records, preparation of reports, supervision of the Fund’s arrangements with its custodian, and assistance in the preparation of the Fund’s registration statement under federal laws. The Administration Agreement also provides that the Adviser, through its agents, will

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provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.05% of the average daily net assets of each Portfolio. The Adviser may compensate other service providers for performing shareholder servicing and administrative services.

Sub-Administrator.    Under an agreement between the Adviser and J.P. Morgan Investor Services Co. (‘‘J.P. Morgan’’), J.P. Morgan, a corporate affiliate of J.P. Morgan Chase Bank, provides certain administrative services to the Fund. The Adviser supervises and monitors the administrative services provided by J.P. Morgan. Their services are also subject to the supervision of the officers and Board of Trustees of the Fund.

For the fiscal years ended October 31, 2004, 2005 and 2006, the Fund paid the following administrative fees (no administrative fees were waived):

	Administrative Fees Paid[1]
Portfolio	2004 (000)		2005 (000)		2006 (000)
Money Market Portfolio	$687		$1,679		$1,997
Prime Portfolio	1,757		6,496		8,417
Government Portfolio	30		741		1,707
Government Securities Portfolio		*		*		*
Treasury Portfolio	24		53		20
Treasury Securities Portfolio		*		*		*
Tax-Exempt Portfolio	34		175		433

[1]	The figures in this table do not include certain out-of-pocket expenses of the Administrator that were reimbursed by the Fund.

*	Not operational during the period.

OTHER SERVICE PROVIDERS

Custodian.    J.P. Morgan Chase & Co., located at 3 Chase MetroTech Center, Brooklyn, NY 11245, serves as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

Transfer and Dividend Disbursing Agent.    J.P. Morgan, 73 Tremont Street, Boston, MA 02108-3913, serves as the Funds’ Transfer Agent and Dividend Disbursing Agent.

Independent Registered Public Accounting Firm.    Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116-5072 serves as independent registered public accounting firm for the Fund and audits the annual financial statements of the Portfolios of the Fund.

Fund Counsel.    Clifford Chance US LLP, located at 31 West 52nd Street, New York, NY 10019, acts as the Fund’s legal counsel.

BROKERAGE TRANSACTIONS

Portfolio Transactions

The investment advisory agreement authorizes the Adviser and/or the Sub-Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolios and directs the Adviser and/or the Sub-Adviser to use its best efforts to obtain the best execution with respect to all transactions for each Portfolio and any other portfolios the Fund may establish. In so doing, the Adviser and/or the Sub-Adviser will consider all matters it deems relevant, including the following: the Adviser’s and/or Sub-Adviser’s knowledge of negotiated commission rates and spreads currently available; the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security or instrument to be purchased or sold; the desired timing of the transaction; the activity existing and expected in the market for the particular security or instrument; confidentiality; the execution, clearance, and settlement capabilities of the broker or dealer selected and

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other brokers or dealers considered; the reputation and perceived soundness of the broker or dealer selected and other brokers or dealers considered; the Adviser’s and/or Sub-Adviser’s knowledge of any actual or apparent operational problems of a broker or dealer; and the reasonableness of the commission or its equivalent for the specific transaction.

In seeking to implement the Fund’s policies, the Adviser and/or the Sub-Adviser effects transactions with those brokers and dealers who the Adviser and/or the Sub-Adviser believe provide the most favorable prices and are capable of providing efficient executions. If the Adviser and/or the Sub-Adviser believe the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolios and any other portfolios the Fund may establish or the Adviser and/or the Sub-Adviser.

The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Adviser from brokers and dealers may be of benefit to them and any of their asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly.

The Adviser and/or Sub-Adviser is prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of advised investment companies. However, the Adviser may place Portfolio orders with qualified broker-dealers who recommend the Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients.

The Adviser and certain of its affiliates currently serve as investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser to others. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios and any other portfolios the Fund may establish and other client accounts. The Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

As a wholly-owned subsidiary of Morgan Stanley, the Adviser is affiliated with certain U.S.-registered broker-dealers and foreign broker-dealers (collectively, the ‘‘Affiliated Brokers’’). The Adviser may, in the exercise of its discretion under its investment advisory agreement, effect transactions in securities or other instruments for the Fund through the Affiliated Brokers.

GENERAL INFORMATION

Fund History

Morgan Stanley Institutional Liquidity Funds is an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated February 13, 2003 and amended as of July 25, 2005.

Description of Shares and Voting Rights

The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All classes of shares of beneficial interest of each Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. The Service Class, Investor Class, Administrative Class,

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Advisory Class, Participant Class and Cash Management Class bear expenses related to compensating service organizations who provide personal and account maintenance services and administrative services to shareholders and distribution related services to the Fund, as the case may be (see, ‘‘Service and Distribution of Shares’’).

The Fund’s Declaration of Trust permits the Trustees to authorize the creation of additional portfolios of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any portfolio. The Trustees have not presently authorized any such additional series of classes of shares other than as set forth in the Prospectuses.

The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees, and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, each Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund’s property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund’s assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to the Fund’s shareholders of personal liability is remote.

The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.

Dividends and Distributions

The Fund’s policy is to distribute substantially all of the Portfolios’ net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

Unless the shareholder elects otherwise in writing, all dividends and distributions are automatically reinvested in additional shares of the Portfolios at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gain distributions in cash) has been elected. It may take up to three business days to effect this change. An account statement is sent to shareholders whenever a dividend or distribution is paid.

The Portfolios and any other portfolios which the Fund may establish from time to time are treated as a separate entity (and hence, as a separate ‘‘regulated investment company’’) for federal tax purposes. Any net capital gains recognized by a Portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Portfolio.

Special Considerations for the Portfolio.    The Portfolios declare income dividends at approximately 4:00 p.m. on each business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lesser than the estimated amount, adjustments will be made to the following business day’s income dividends. Shareholders of record are those shareholders who have

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submitted a purchase order prior to the following times for each Portfolio and who have submitted payment for their shares prior to the close of Fed wire that day: for the Money Market Portfolio, Prime Portfolio, Government Portfolio and Treasury Portfolio — 5.00 p.m. Eastern Time; for the Government Securities Portfolio and Treasury Securities Portfolio — 3:00 p.m. Eastern Time; and for the Tax-Exempt Portfolio — 2:00 p.m. Eastern Time. Shareholders who redeem prior to such respective times are not entitled to dividends for that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Portfolio was open for business. These dividends accrue daily and are distributed on the last business day of each month. Net realized short-term capital gains, if any, of the Portfolios will be distributed whenever the Trustees determine that such distributions would be in the best interest of shareholders, but at least once a year. The Portfolios do not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually.

TAX CONSIDERATIONS

The Portfolios and any other portfolios which the Fund may establish from time to time each is or will be treated as a separate entity for federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As such, each Portfolio will not be subject to federal income tax to the extent it distributes net investment company taxable income and net capital gains to shareholders. The Fund will notify you annually as to the tax classification of all distributions.

The Portfolios intend to declare and pay dividends and capital gain distributions so as to avoid imposition of the federal excise tax. To do so, the Portfolios expect to distribute an amount at least equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gains net income for the one-year period ending October 31st of that year, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year.

In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income including, but not limited to, dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, (i) the Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income and 90% of its investment company taxable income; and (ii) at the close of each quarter of the Portfolio’s taxable year, the Portfolio must diversify its assets, including the requirement that (a) at least 50% of its total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and such other securities with limitations, and (b) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its assets may be invested in securities of any one issuer, or of two or more issuers engaged in the same or similar businesses if the Portfolio owns at least 20% of the voting power of such issuers. Net income derived from an interest in a ‘‘qualified publicly traded partnership,’’ as defined in the Internal Revenue Code, will be treated as qualifying income. In addition, the outstanding voting securities of any issuer includes the equity securities of a qualified publicly traded partnership, and no more than 25% of the value of a regulated investment company’s total assets may be invested in the securities of one or more qualified publicly traded partnerships.

Each Portfolio will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes including unrealized gains at the end of the Portfolio’s fiscal year on certain futures transactions. Such distributions will be combined with distributions of capital gains realized on the Portfolio’s other investments and shareholders will be advised of the nature of the payments.

The Fund is required by federal law to withhold U.S. federal income tax at the rate of 28% (as of the date of this Prospectus) of reportable payments (which may include dividends and capital gains distributions) paid to shareholders. In order to avoid this backup withholding requirement, you must certify on your Account Registration Form that your Social Security Number or Taxpayer Identification Number is correct, and that you are not subject to backup withholding.

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Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Portfolio as ‘‘interest-related dividends’’ or ‘‘short-term capital gain dividends,’’ will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning before January 1, 2008.

Although income received on direct U.S. Government obligations is taxable at the federal level, such income may be exempt from state tax, depending on the state, when received by a shareholder. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of dividends received from the Portfolio is considered tax exempt in their particular states. Income of a Portfolio received on municipal obligations is normally exempt from federal income tax. The income from some municipal securities is subject to the federal ‘‘alternative minimum tax.’’

Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than twelve months and short-term if held for twelve months or less. Under current law, the maximum rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital would return to 20% in 2011. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a municipal portfolio fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares.

Gain or loss on the sale or redemption of shares of a Portfolio is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

Exchanges of shares of a Portfolio for shares of another Portfolio are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first Portfolio, followed by the purchase of shares in the second Portfolio. If a shareholder realizes a loss on the redemption or exchange of a Portfolio’s shares and reinvests in that Portfolio’s shares within 30 days before or after the redemption or exchange, the transactions may be subject to the ‘‘wash sale’’ rules, if applicable, resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct capital losses may be subject to other limitations under the Internal Revenue Code.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2007, the following represents persons or entities that own of record or beneficially, more than 5% of the shares of any Class of the following Portfolio’s outstanding shares:

PARTICIPANT CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
GOVERNMENT	MORGAN STANLEY INVESTMENT MANAGEMENT ATTN KAREN ROMERO – CONTROLLERS 195 BROADWAY 19TH FLOOR NEW YORK, NY 10007	100,000	100.00%
MONEY MARKET	MORGAN STANLEY INVESTMENT MANAGEMENT ATTN KAREN ROMERO – CONTROLLERS 195 BROADWAY 19TH FLOOR NEW YORK, NY 10007	100,000	99.78%
PRIME	MORGAN STANLEY INVESTMENT MANAGEMENT ATTN KAREN ROMERO – CONTROLLERS 195 BROADWAY 19TH FLOOR NEW YORK, NY 10007	100,000	100.00%
TAX-EXEMPT	MORGAN STANLEY INVESTMENT MANAGEMENT ATTN KAREN ROMERO – CONTROLLERS 195 BROADWAY 19TH FLOOR NEW YORK, NY 10007	100,000	100.00%
TREASURY	LINDA CAMERON LEO W DAY REV TRUST 815 BARWICK PL WILLARD, MO 65781	374,483	71.83%
TREASURY	MORGAN STANLEY INVESTMENT MANAGEMENT ATTN KAREN ROMERO – CONTROLLERS 195 BROADWAY 19TH FLOOR NEW YORK, NY 10007	100,000	19.18%
TREASURY	WILLARD PRESBYTERIAN CHURCH LEO DAY MEMORIAL FUND 800 S STATE HWY AB WILLARD, MO 65781	46,897	8.99%

ADVISORY CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
GOVERNMENT	HARE & CO STIF DEPT 111 SANDERS CREEK PKWY SYRACUSE, NY 13057	68,346,134	50.63%
GOVERNMENT	WINSTON & STRAWN LLP 35 WEST WACKER DRIVE SUITE 4200 CHICAGO, IL 60601	22,360,091	16.57%
GOVERNMENT	AMALGAMATED BANK OF CHICAGO 3RD FLOOR ONE WEST MONROE CHICAGO, IL 60603	19,672,987	14.57%

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ADVISORY CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
MONEY MARKET	HARE & CO STIF DEPT 111 SANDERS CREEK PKWY SYRACUSE, NY 13057	3,760,000	62.06%
MONEY MARKET	LAGARDE INCORPORATED ATTN JOSEPH M WHELAN 25055 W VALLEY PARKWAY OLATHE, KS 66061	2,165,685	35.75%
PRIME	AMALGAMATED BANK OF CHICAGO 3RD FLOOR ONE WEST MONROE CHICAGO, IL 60603	51,057,083	74.01%
PRIME	SEI TRUST COMPANY MORGAN STANLEY STABLE VALUE FUND ONE FREEDOM VALLEY DR OAKS, PA 19456	6,990,214	10.13%
PRIME	CITIGROUP F/B/O 796023 AS ESCROW AGENT ATTN JOHN FIGHERA 111 WALL ST 15 FL NEW YORK, NY 10005	6,045,083	8.76%
TAX-EXEMPT	HARE & CO STIF DEPT 111 SANDERS CREEK PKWY SYRACUSE, NY 13057	23,462,161	93.91%
TREASURY	AMALGAMATED BANK OF CHICAGO 3RD FLOOR ONE WEST MONROE CHICAGO, IL 60603	33,950,789	54.36%
TREASURY	REGIONS BANK AS TTEE FOR ATL DEV AUTH TAXABLE REV BONDS 260 PEACHTREE STREET SUITE 1800 ATLANTA, GA 30303	22,053,345	35.31%
TREASURY	COMMUNITY HEALTH GROUP ATTN MICHAEL KERR 1001 EAST 101ST TERRACE KANSAS CITY, MO 64131	3,854,609	6.17%

INVESTOR CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
GOVERNMENT	ARGUS HEALTH SYSTEMS INC GENERAL DEPOSITORY A/C ATTN ERIC MITCHELL FINANCE & CONTROL 1300 WASHINGTON STREET KANSAS CITY, MO 64105-1433	327,532,498	62.85%
MONEY MARKET	PATRICIA H STURD 12955 MONROVIA OVERLAND PARK, KS 66213	103,556	36.59%
MONEY MARKET	MORGAN STANLEY INVESTMENT MANAGEMENT ATTN KAREN ROMERO – CONTROLLERS 195 BROADWAY 19TH FLOOR NEW YORK, NY 10007	100,000	35.33%

41

INVESTOR CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
MONEY MARKET	PATRICIA H STURD CHILDRENS ACCOUNT 12955 MONROVIA OVERLAND PARK, KS 66213	79,498	28.09%
PRIME	WORLDSPAN LIMITED PARTNERSHIP ATTN CAROL FRAZIER M/STP 2028 300 GALLERIA PARKWAY NW ATLANTA, GA 30339	4,627,936	51.97%
PRIME	BURKE MARKETING 1516 SOUTH D AVENUE NEVADA, IA 50201	2,002,265	22.49%
PRIME	WHITE INDUSTRIES INC PROFIT SHARE PLAN 1013 N OUTER RD PO BOX 198 BATES CITY, MO 64011	1,010,359	11.35%
PRIME	WHITE HOLDINGS LTD 1013 N OUTER RD PO BOX 198 BATES CITY, MO 64011	1,010,359	11.35%
TAX-EXEMPT	JE DUNN CONSTRUCTION CO ATTN GORDON E LANSFORD III 929 HOLMES ST KANSAS CITY, MO 64106	2,978,845	96.61%
TREASURY	MORGAN STANLEY INVESTMENT MANAGEMENT ATTN KAREN ROMERO – CONTROLLERS 195 BROADWAY 19TH FLOOR NEW YORK, NY 10007	100,000	100.00%

INSTITUTIONAL CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
GOVERNMENT	HARE & CO STIF DEPT 111 SANDERS CREEK PKWY SYRACUSE, NY 13057	1,057,700,373	36.16%
GOVERNMENT	MELLON BANK NA ATTN PAM PALMER ONE MELLON FINANCIAL CENTER 500 GRANT STREET 151-0440 PITTSBURGH, PA 15258	510,181,930	17.44%
MONEY MARKET	ADELPHIA COMMUNICATIONS CORPORATION 5619 DTC PARKWAY GREENWOOD VILLAGE, CO 80111	660,945,257	9.53%
MONEY MARKET	CHICAGO MERCANTILE EXCHANGE INC ATTN TIM DOAR 20 S WACKER DRIVE CHICAGO, IL 60606	536,987,162	7.74%
MONEY MARKET	BROWN BROTHERS HARRIMAN & CO 140 BROADWAY NEW YORK, NY 10005	410,000,000	5.91%
MONEY MARKET	GENENTECH INC ATTN ODETTE GO 1 DNA WAY SAN FRANCISCO, CA 94080	388,759,123	5.60%

42

INSTITUTIONAL CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
MONEY MARKET	MORGAN STANLEY & CO INC 901 SOUTH BOND STREET 6TH FLOOR BALTIMORE, MD 21231	372,491,828	5.37%
MONEY MARKET	HARE & CO STIF DEPT 111 SANDERS CREEK PKWY SYRACUSE, NY 13057	355,483,920	5.12%
MONEY MARKET	CHICAGO MERCANTILE EXCHANGE INC ATTN TIM DOAR 20 S WACKER DRIVE CHICAGO, IL 60606	352,029,464	5.07%
PRIME	HARE & CO STIF DEPT 111 SANDERS CREEK PKWY SYRACUSE, NY 13057	6,503,415,226	25.99%
PRIME	THE BANK OF NEW YORK AS TRUSTEE 101 BARCLAY 8W NEW YORK, NY 10286	1,845,190,580	7.37%
PRIME	MELLON BANK NA ATTN PAM PALMER ONE MELLON FINANCIAL CENTER 500 GRANT STREET 151-0440 PITTSBURGH, PA 15258	1,510,824,986	6.04%
PRIME	BROWN BROTHERS HARRIMAN &CO 140 BROADWAY NEW YORK, NY 10005	1,364,574,857	5.45%
TAX-EXEMPT	MELLON BANK NA ATTN PAM PALMER ONE MELLON FINANCIAL CENTER 500 GRANT STREET 151-0440 PITTSBURGH, PA 15258	107,506,306	15.27%
TAX-EXEMPT	HOME DEPOT INC. 2455 PACES FERRY RD NW BUILDING B6 ATLANTA, GA 30339	100,026,319	14.20%
TAX-EXEMPT	CITY OF PHOENIX ATTN JOANNE HASSING 5TH FLOOR GENERAL ACCOUNTS 251 WEST WASHINGTON PHOENIX, AZ 85003	52,519,259	7.46%
TAX-EXEMPT	PACCAR INC ATTN DIRECTOR OF INVESTMENTS 777 106TH AVE NE BELLEVUE, WA 98004	48,600,000	6.90%
TAX-EXEMPT	HARE & CO STIF DEPT 111 SANDERS CREEK PKWY SYRACUSE, NY 13057	45,480,432	6.46%
TAX-EXEMPT	BEAR STEARNS SECURITIES CORP ATTN CASH MANAGEMENT DESK PO BOX 32018 LAKELAND, FL 33802	39,149,098	5.56%

43

INSTITUTIONAL CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
TREASURY	LASALLE BANK NATIONAL ASSOCIATION AS CUSTODIAN FOR DRIP OMNIBUS 181 W MADISON ST SUITE 4010 CHICAGO, IL 60602	2,831,925	44.66%
TREASURY	MORGAN STANLEY & CO INC 901 SOUTH BOND STREET 6TH FLOOR BALTIMORE, MD 21231	2,611,127	41.18%
TREASURY	SONNESCHEIN NATH & ROSENTHAL LLP AS ESCROW AGENT FBO BRUCE M KRAMER 602 S SPRING ST FALLS CHURCH, VA 22046	500,000	7.88%

SERVICE CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
GOVERNMENT	MORGAN STANLEY INVESTMENT MANAGEMENT ATTN KAREN ROMERO – CONTROLLERS 195 BROADWAY 19TH FLOOR NEW YORK, NY 10007	100,000	85.68%
GOVERNMENT	OMAHASTEAKS.COM INC 11030 O ST OMAHA, NE 68137	5,878	5.04%
MONEY MARKET	MORGAN STANLEY INVESTMENT MANAGEMENT ATTN KAREN ROMERO – CONTROLLERS 195 BROADWAY 19TH FLOOR NEW YORK, NY 10007	100,000	100.00%
PRIME	UNION BANK TR NOMINEE SIMF OMNIBUS REINVEST 530 B STREET SAN DIEGO, CA 92101	219,150,362	75.50%
PRIME	MELLON BANK N.A. AIS OPERATIONS ATTN BEVERLY HOMAPOOR 500 ROSS STREET PITTSBURGH, PA 15262	35,888,000	12.36%
PRIME	CITIBANK NA AS TRUSTEE FOR HART 2006-B COLLECTION ACCT. 111 WALL STREET 15TH FLOOR NEW YORK, NY 10005	30,253,869	10.42%
TAX-EXEMPT	MORGAN STANLEY INVESTMENT MANAGEMENT ATTN KAREN ROMERO – CONTROLLERS 195 BROADWAY 19TH FLOOR NEW YORK, NY 10007	100,000	100.00%
TREASURY	MORGAN STANLEY INVESTMENT MANAGEMENT ATTN KAREN ROMERO – CONTROLLERS 195 BROADWAY 19TH FLOOR NEW YORK, NY 10007	100,000	100.00%

44

ADMINISTRATIVE CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
GOVERNMENT	HARE & CO STIF DEPT 111 SANDERS CREEK PKWY SYRACUSE, NY 13057	20,969,288	60.13%
GOVERNMENT	PENNSYLVANIA INTERGOVERNMENTAL COOPERATION AUTHORITY PICA 1429 WALNUT STREET 14TH FLOOR PHILADELPHIA, PA 19102	6,070,331	17.41%
GOVERNMENT	LOCKTON COMPANIES INC ATTN MINDY SMITH 444 W 47TH STREET SUITE 900 KANSAS CITY, MO 64112	4,721,486	13.54%
MONEY MARKET	MORGAN STANLEY INVESTMENT MANAGEMENT ATTN KAREN ROMERO – CONTROLLERS 195 BROADWAY 19TH FLOOR NEW YORK, NY 10007	100,000	100.00%
PRIME	MORGAN STANLEY INVESTMENT MANAGEMENT ATTN KAREN ROMERO – CONTROLLERS 195 BROADWAY 19TH FLOOR NEW YORK, NY 10007	100,000	100.00%
TAX-EXEMPT	MORGAN STANLEY INVESTMENT MANAGEMENT ATTN KAREN ROMERO – CONTROLLERS 195 BROADWAY 19TH FLOOR NEW YORK, NY 10007	100,000	100.00%
TREASURY	MORGAN STANLEY INVESTMENT MANAGEMENT ATTN KAREN ROMERO – CONTROLLERS 195 BROADWAY 19TH FLOOR NEW YORK, NY 10007	100,000	100.00%

CASH MANAGEMENT CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
TAX-EXEMPT	OWEN THOMAS 15 ELM ROCK ROAD BRONXVILLE, NY 10708	17,141,319	8.36%
TREASURY	MORGAN STANLEY INVESTMENT MANAGEMENT ATTN KAREN ROMERO – CONTROLLERS 195 BROADWAY 19TH FLOOR NEW YORK, NY 10007	100,000	100.00%

The persons listed above as owning 25% or more of the outstanding shares of a Portfolio may be presumed to ‘‘control’’ (as that term is defined in the 1940 Act) such Portfolio. As a result, those persons would have the ability to vote a majority of the shares of the Portfolios on any matter requiring the approval of shareholders of such Portfolios. As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Portfolios owned by the Fund’s officers and Trustees as a group was less than 1% of each Portfolio’s shares of beneficial interest outstanding.

45

PERFORMANCE INFORMATION

Calculation of Yield

The tables below describe the current yields of each class of the Portfolios for the 7-day period ended October 31, 2006 and the effective yields of the Portfolios for the 7-day period ended October 31, 2006. No information is provided for the Government Securities Portfolio or the Treasury Securities Portfolio because they were not operational during the fiscal year ended October 31, 2006.

	Current Yield 7-Day Period Ended October 31, 2006	Effective Yield 7-Day Period Ended October 31, 2006
Money Market Portfolio
Institutional Class	5.29%	5.43%
Service Class	5.24%	5.37%
Investor Class	5.19%	5.32%
Administrative Class	5.14%	5.27%
Advisory Class	5.04%	5.17%
Participant Class	4.79%	4.90%
Cash Management Class	4.99%	5.11%
Prime Portfolio
Institutional Class	5.26%	5.40%
Service Class	5.21%	5.35%
Investor Class	5.16%	5.30%
Administrative Class	5.11%	5.25%
Advisory Class	5.01%	5.14%
Participant Class	4.76%	4.88%
Government Portfolio
Institutional Class	5.24%	5.38%
Service Class	5.19%	5.33%
Investor Class	5.14%	5.27%
Administrative Class	5.09%	5.22%
Advisory Class	4.99%	5.12%
Participant Class	4.74%	4.86%
Treasury Portfolio
Institutional Class	5.26%	5.41%
Service Class	5.22%	5.35%
Investor Class	5.17%	5.30%
Administrative Class	5.12%	5.25%
Advisory Class	5.02%	5.14%
Participant Class	4.76%	4.88%
Cash Management Class	4.97%	5.09%
Tax-Exempt Portfolio
Institutional Class	3.48%	3.54%
Service Class	3.43%	3.49%
Investor Class	3.38%	3.43%
Administrative Class	3.33%	3.38%
Advisory Class	3.23%	3.28%
Participant Class	2.98%	3.02%
Cash Management Class	3.18%	3.23%

46

Taxable Equivalent Yields

Sample Level of Taxable Income		Federal Income Tax Brackets	Taxable Equivalent Rates Based on Tax-Exempt Yield of:
Joint Return	Single Return		3%	4%	5%	6%	7%	8%	9%	10%	11%
$0-15,100	$0-7,550	10%	3.33%	4.44%	5.56%	6.67%	7.78%	8.89%	10.00%	11.11%	12.22%
$15,100-61,300	$7,550-30,650	15%	3.53%	4.71%	5.88%	7.06%	8.24%	9.41%	10.59%	11.76%	12.94%
$61,300-123,700	$30,650-74,200	25%	4.00%	5.33%	6.67%	8.00%	9.33%	10.67%	12.00%	13.33%	14.67%
$123,700-188,450	$74,200-154,800	28%	4.17%	5.56%	6.94%	8.33%	9.72%	11.11%	12.50%	13.89%	15.28%
$188,450-336,550	$154,800-336,550	33%	4.48%	5.97%	7.46%	8.96%	10.45%	11.94%	13.43%	14.93%	16.42%
over $336,550	over $336,550	35%	4.62%	6.15%	7.69%	9.23%	10.77%	12.31%	13.85%	15.38%	16.92%

Note: Net amount subject to 2007 Federal Income Tax after deductions and exemptions, not indexed for 2006 income tax rates. The tables below describe the taxable equivalent yields and the taxable equivalent effective yields of each class of the Tax-Exempt Portfolio for the seven days ended October 31, 2006, assuming the same tax rate.

	Taxable Equivalent Yield	Taxable Equivalent Effective Yield
	7-Day Period Ended October 31, 2006	7-Day Period Ended October 31, 2006
Tax-Exempt Portfolio
Institutional Class	5.35%	5.45%
Service Class	5.28%	5.37%
Investor Class	5.20%	5.28%
Administrative Class	5.12%	5.20%
Advisory Class	4.97%	5.05%
Participant Class	4.58%	4.65%
Cash Management Class	4.89%	4.97%

FINANCIAL STATEMENTS

The Fund’s audited financial statements for the fiscal year ended October 31, 2006, including notes thereto and the reports of Ernst & Young LLP thereon, are incorporated herein by reference. A copy of the Annual Report dated October 31, 2006 will accompany the delivery of this Statement of Additional Information.

*****

This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement for the Fund may be obtained from the SEC.

47

APPENDIX A — DESCRIPTION OF RATINGS

I.    Excerpts from Moody’s Investors Service, Inc.’s Corporate Bond Ratings:

Aaa: Judged to be of the best quality; carry the smallest degree of invest risk;

Aa: judged to be of high quality by all standards;

A: possess many favorable investment attributes and are to be considered upper medium grade obligations;

Baa: considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured;

Ba: judged to have speculative elements; their future cannot be considered well-assured;

B: assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

II.    Excerpts from Standard & Poor’s Rating Group’s Corporate Bond Ratings:

AAA: Highest rating assigned for an obligation; obligor has extremely strong capacity to meet its financial commitments;

AA: obligation differs from the highest-rated obligations only in small degree; obligor’s capacity to meet its financial commitment on the obligation is very strong;

A: obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories; obligor’s capacity to meet its financial commitment on the obligation is still strong;

BBB: obligation exhibits adequate protection parameters; adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, and CC are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and CC the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (−): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

III.    Excerpts from Fitch, Inc.’s Corporate Bond Ratings:

AAA: Highest credit quality; denotes the lowest expectation of credit risk; assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality; denote expectations of very low credit risk; indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality; denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality; indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB: Speculative; indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative; indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC: Default of some kind appears probable.

C: Default is imminent.

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D: Default. Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

The modifiers ‘‘+’’ or ‘‘−’’ may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA Long-term rating category or to categories below CCC.

IV.    Excerpts from Moody’s Investors Service, Inc.’s Preferred Stock Ratings:

aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless expected to be maintained at adequate levels.

baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: an issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment.

ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c: This is the lowest rated class of preferred of preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s may apply numerical modifiers 1, 2 and 3 in each rating classification from ‘‘aa’’ through ‘‘b’’ in its preferred stock rating system. The modifier 1 indicated that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

V.    Excerpts from Standard & Poor’s Rating Group’s Preferred Stock Ratings:

AAA: This is the highest rating that may be assigned by S&P’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of the changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameter, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. Bb indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying.

C: A preferred stock rated C is a non-paying issue.

D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

Plus (+) or Minus (−): The ratings from AA for CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

VI.    Excerpts from Fitch, Inc’s Preferred Stock Ratings:

AAA: These preferred stocks are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay, which is unlikely to be affected by reasonably foreseeable events.

AA: These preferred stocks are considered to be investment grade and of very high credit quality. The obligor’s ability to pay is very strong, although not quite as strong as preferred stocks rated ‘‘AAA’’.

A: These preferred stocks are considered to be investment grade and of high credit quality. The obligor’s ability to pay is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than preferred stocks with higher ratings.

BBB: These preferred stocks are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these preferred stocks, and therefore, impair timely payment. The likelihood that the ratings of these preferred stocks will fall below investment grade is higher than for preferred stocks with higher ratings.

BB: These preferred stocks are considered speculative. The obligor’s ability to pay may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its dividend payment requirements.

B: These preferred stocks are considered highly speculative. While preferred in this class are currently meeting dividend payment requirements, the probability of continued timely payment reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: These preferred stocks have certain identifiable characteristics which, if not remedied, may lead to non-payment. The ability to meet obligations requires an advantageous business and economic environment.

CC: These preferred stocks are minimally protected. Non-payment seems probable over time.

C: These preferred stocks are in imminent non-payment.

DDD, DD AND D: These preferred stocks are in non-payment. Such preferred stocks are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery and D represents the lowest potential for recovery.

PLUS (+) OR MINUS (−): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.